Document and Entity Information	9 Months Ended
Sep. 29, 2012
Document and Entity Information
Entity Registrant Name	Fifth & Pacific Companies, Inc.
Entity Central Index Key	0000352363
Document Type	8-K
Document Period End Date	Sep 29, 2012
Amendment Flag	false

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011
Current Assets:
Cash and cash equivalents	$ 31,221	$ 179,936	$ 11,757
Accounts receivable - trade, net	126,655	119,551	149,588
Inventories, net	245,578	193,343	255,793
Deferred income taxes	170	165	118
Other current assets	47,917	58,750	59,581
Assets held for sale			227,614
Total current assets	451,541	551,745	704,451
Property and Equipment, Net	224,587	238,664	254,612
Goodwill and Intangibles, Net	118,197	118,873	153,833
Deferred Income Taxes			487
Other Assets	49,027	40,722	30,623
Total Assets	843,352	950,004	1,144,006
Current Liabilities:
Short-term borrowings	4,681	4,476	148,155
Convertible Senior Notes	28,687	60,270	77,386
Accounts payable	168,849	144,060	154,747
Accrued expenses	215,001	217,346	185,165
Income taxes payable	794	805	2,402
Deferred income taxes	16	16	4,715
Liabilities held for sale			229,187
Total current liabilities	418,028	426,973	801,757
Long-Term Debt	384,841	381,569	521,722
Other Non-Current Liabilities	216,957	236,696	221,494
Deferred Income Taxes	15,724	13,752	19,018
Commitments and Contingencies (Note 10)
Stockholders' Deficit:
Preferred stock, $0.01 par value, authorized shares - 50,000,000, issued shares - none
Common stock, $1.00 par value, authorized shares - 250,000,000, issued shares - 176,437,234	176,437	176,437	176,437
Capital in excess of par value	147,137	302,330	338,486
Retained earnings	1,094,421	1,246,063	1,016,896
Accumulated other comprehensive loss	(5,854)	(5,924)	(68,252)
Total Fifth & Pacific Companies, Inc. stockholders' deficit, excluding treasury stock	1,412,141	1,718,906	1,463,567
Common stock in treasury, at cost - 63,237,133, 75,592,899 and 81,853,705 shares	(1,604,339)	(1,827,892)	(1,883,552)
Total stockholders' deficit	(192,198)	(108,986)	(419,985)
Total Liabilities and Stockholders' (Deficit) Equity	$ 843,352	$ 950,004	$ 1,144,006

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	50,000,000	50,000,000	50,000,000
Preferred stock, issued shares	0	0	0
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, authorized shares	250,000,000	250,000,000	250,000,000
Common stock, issued shares	176,437,234	176,437,234	176,437,234
Common stock in treasury, shares	63,237,133	75,592,899	81,853,705

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
Net Sales	$ 364,556	$ 380,693	$ 1,018,561	$ 1,071,658
Cost of goods sold	161,439	173,856	445,620	502,758
Gross Profit	203,117	206,837	572,941	568,900
Selling, general & administrative expenses	203,398	211,685	643,707	634,521
Impairment of intangible assets		814		814
Operating Income (Loss)	(281)	(5,662)	(70,766)	(66,435)
Other income (expense), net	(1,038)	16,818	1,479	(7,077)
Gain on sale of trademarks		15,600		15,600
(Loss) gain on extinguishment of debt, net	(3,023)		(8,669)	6,547
Interest expense, net	(13,228)	(15,834)	(37,836)	(42,908)
(Loss) Income Before Provision for Income Taxes	(17,570)	10,922	(115,792)	(94,273)
Provision for income taxes	1,823	3,919	4,882	5,605
(Loss) Income from Continuing Operations	(19,393)	7,003	(120,674)	(99,878)
Discontinued operations, net of income taxes	592	(221,637)	(10,865)	(300,997)
Net (Loss) Income	$ (18,801)	$ (214,634)	$ (131,539)	$ (400,875)
Basic and Diluted
(Loss) Income from Continuing Operations (in dollars per share)	$ (0.17)	$ 0.07	$ (1.12)	$ (1.06)
Net Loss (in dollars per share)	$ (0.17)	$ (2.27)	$ (1.22)	$ (4.24)
Weighted Average Shares, Basic (in shares)	113,109	94,483	107,692	94,443
Weighted Average Shares, Diluted (in shares)	113,109	95,323	107,692	94,443

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
Net (Loss) Income	$ (18,801)	$ (214,634)	$ (131,539)	$ (400,875)
Other Comprehensive Income (Loss), Net of Income Taxes:
Cumulative translation adjustment, including Euro Notes in 2011 and other instruments, net of income taxes of $0, $(234), $0 and $(1,870), respectively	247	574	229	(1,852)
Unrealized losses on available-for-sale securities, net of income taxes of $0	(114)	(54)	(159)	(109)
Change in fair value of cash flow hedges, net of income taxes of $0, $332, $0 and $403, respectively		4,522		11
Comprehensive Loss	$ (18,668)	$ (209,592)	$ (131,469)	$ (402,825)

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Cumulative translation adjustment, including Euro Notes in 2011 and other instruments, income taxes	$ 0	$ (1,870)	$ 0	$ (234)
Unrealized losses on available-for-sale securities, income taxes	0	0	0	0
Change in fair value of cash flow hedges, income taxes	$ 0	$ 403	$ 0	$ 332

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Cash Flows from Operating Activities:
Net loss	$ (131,539)	$ (400,875)
Adjustments to arrive at loss from continuing operations	10,865	300,997
Loss from continuing operations	(120,674)	(99,878)
Adjustments to reconcile loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	54,783	64,755
Impairment of intangible assets		814
Loss on asset disposals and impairments, including streamlining initiatives, net	31,378	20,076
Share-based compensation	7,157	4,108
Foreign currency (gains) losses, net	(174)	10,826
Gain on sale of trademarks		(15,600)
Loss (gain) on extinguishment of debt	8,669	(6,547)
Other, net	112	(1,742)
Changes in assets and liabilities:
(Increase) decrease in accounts receivable - trade, net	(6,851)	12,366
Increase in inventories, net	(51,950)	(42,935)
Decrease in other current and non-current assets	5,187	1,470
Increase in accounts payable	26,944	18,671
(Decrease) increase in accrued expenses and other non-current liabilities	(29,933)	12,163
Net change in income tax assets and liabilities	3,844	5,893
Net cash used in operating activities of discontinued operations	(15,773)	(127,985)
Net cash used in operating activities	(87,281)	(143,545)
Cash Flows from Investing Activities:
Purchases of property and equipment	(55,180)	(57,545)
Net proceeds from disposition		15,600
Payments for in-store merchandise shops	(1,767)	(2,247)
Investments in and advances to equity investees	(5,000)	(6)
Other, net	236	370
Net cash used in investing activities of discontinued operations		(12,086)
Net cash used in investing activities	(61,711)	(55,914)
Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	113,389	602,022
Repayment of borrowings under revolving credit agreement	(113,389)	(480,091)
Proceeds from issuance of Senior Secured Notes	164,540	220,094
Repayment of Euro Notes	(158,027)	(178,333)
Principal payments under capital lease obligations	(3,331)	(3,138)
Proceeds from exercise of stock options	6,049	25
Payment of deferred financing fees	(6,064)	(8,505)
Other, net		(806)
Net cash provided by financing activities of discontinued operations		45,292
Net cash provided by financing activities	3,167	196,560
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(2,890)	2,750
Net Change in Cash and Cash Equivalents	(148,715)	(149)
Cash and Cash Equivalents at Beginning of Period	179,936	22,714
Cash and Cash Equivalents at End of Period	31,221	22,565
Less: Cash and Cash Equivalents Held for Sale		10,808
Cash and Cash Equivalents	$ 31,221	$ 11,757

BASIS OF PRESENTATION	9 Months Ended
Sep. 29, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.    BASIS OF PRESENTATION

The Condensed Consolidated Financial Statements of Fifth & Pacific Companies, Inc. and its wholly-owned and majority-owned subsidiaries (the “Company”) included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been condensed or omitted from this report, as is permitted by such rules and regulations; however, the Company believes that its disclosures are adequate to make the information presented not misleading. It is suggested that these Condensed Consolidated Financial Statements be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s 2011 Annual Report on Form 10-K. Information presented as of December 31, 2011 is derived from audited financial statements.

Effective May 14, 2012, the Company completed its previously announced corporate name change from Liz Claiborne, Inc. to better communicate its strategic focus on growing its three global lifestyle brands (JUICY COUTURE, KATE SPADE and LUCKY BRAND) and reflect the sale of the LIZ CLAIBORNE brand to J.C. Penney Corporation, Inc. (“JCPenney”), among other recent transactions. The Company’s stock trades on the New York Stock Exchange (“NYSE”) as Fifth & Pacific Companies, Inc. under the symbol “FNP.”

The Company’s segment reporting structure reflects a brand-focused approach, designed to optimize the operational coordination and resource allocation of the Company’s businesses across multiple functional areas including specialty retail, retail outlets, concessions, wholesale apparel, wholesale non-apparel, e-commerce and licensing. The four reportable segments described below represent the Company’s brand-based activities for which separate financial information is available and which is utilized on a regular basis by the Company’s chief operating decision maker (“CODM”) to evaluate performance and allocate resources. In identifying the Company’s reportable segments, the Company considered economic characteristics, as well as products, customers, sales growth potential and long-term profitability. As such, the Company reports its operations in four reportable segments, as follows:

·

JUICY COUTURE segment – consists of the specialty retail, outlet, concession, wholesale apparel, wholesale non-apparel (including accessories, jewelry and handbags), e-commerce and licensing operations of the JUICY COUTURE brand.

·	KATE SPADE segment – consists of the specialty retail, outlet, wholesale apparel, wholesale non-apparel, e-commerce and licensing operations of the KATE SPADE and JACK SPADE brands.
·	LUCKY BRAND segment – consists of the specialty retail, outlet, wholesale apparel, wholesale non-apparel, e-commerce and licensing operations of LUCKY BRAND.
·

Adelington Design Group & Other segment – consists of: (i) exclusive arrangements to supply jewelry for the DANA BUCHMAN, LIZ CLAIBORNE and MONET brands; (ii) the wholesale non-apparel operations of the TRIFARI brand and licensed KENSIE brand; (iii) the wholesale apparel and wholesale non-apparel operations of the licensed LIZWEAR brand and other brands; and (iv) the licensed LIZ CLAIBORNE NEW YORK brand.

The operations of the Company’s AXCESS brand concluded with Kohl’s Corporation (“Kohl’s”) in Fall 2011 and the operations of its former licensed DKNY® Jeans family of brands concluded in January 2012. Each was included in the results of the Adelington Design Group & Other segment.

On November 2, 2011, the Company sold the global trademark rights for the LIZ CLAIBORNE family of brands and the trademark rights in the US and Puerto Rico for the MONET brand to JCPenney for $267.5 million. The transaction provided for the sale of domestic and international trademark rights for LIZ CLAIBORNE, CLAIBORNE, LIZ, LIZ & CO., CONCEPTS BY CLAIBORNE, LC, ELISABETH, LIZGOLF, LIZSPORT, LIZ CLAIBORNE NEW YORK and LIZWEAR and the sale of the trademark rights in the US and Puerto Rico for MONET. The LIZ CLAIBORNE NEW YORK and LIZWEAR trademarks are licensed back royalty-free to the Company until July 2020. Further, the Company serves as the exclusive supplier of jewelry to JCPenney for the LIZ CLAIBORNE and MONET brands. The transaction also included receipt by the Company of an advance of $20.0 million (refundable to JCPenney under certain circumstances) in exchange for its agreement to develop exclusive brands for JCPenney by Spring 2014.

On October 31, 2011, the Company completed a transaction (the “MEXX Transaction”) with affiliates of The Gores Group, LLC (“Gores”), pursuant to which the Company sold its global MEXX business to a company (“NewCo”) in which the Company indirectly holds an 18.75% interest and affiliates of Gores hold an 81.25% interest, for cash consideration, subject to working capital adjustments, of $85.0 million, including revolving credit facility debt that was assumed by NewCo. The assets and liabilities of the global MEXX business were reported as held for sale as of October 1, 2011. The operating loss associated with the Company’s former International-Based Direct Brands segment included allocated corporate expenses that could not be reported as discontinued operations and therefore were reported in the Company’s segment results.

On October 24, 2011, the Company sold its KENSIE, KENSIE GIRL and MAC & JAC trademarks to an affiliate of Bluestar Alliance LLC (“Bluestar”). On October 11, 2011, the Company sold its DANA BUCHMAN trademark to Kohl’s. The aggregate cash proceeds of these two transactions were $39.8 million. The Company will serve as the exclusive supplier of jewelry to Kohl’s for the DANA BUCHMAN brand through October 11, 2013. The Company also entered an exclusive license agreement to produce and sell jewelry under the KENSIE brand name.

In December 2011, the Company substantially completed the exit of its 277 MONET concessions in Europe.

During the first quarter of 2011, the Company completed the closure of 82 LIZ CLAIBORNE concessions in Europe, which included the exit and transfer of title to property and equipment of certain locations in exchange for a nominal fee.

In January 2011, the Company completed the closure of 87 LIZ CLAIBORNE branded outlet stores in the US and Puerto Rico.

The activities of the Company’s global MEXX business, its KENSIE, KENSIE GIRL and MAC & JAC brands, its closed LIZ CLAIBORNE outlet stores in the US and Puerto Rico, closed LIZ CLAIBORNE concessions in Europe and closed MONET concessions in Europe have been segregated and reported as discontinued operations for all periods presented. Certain amounts have been reclassified to conform to the current year presentation. The Company continues activities with the LIZ CLAIBORNE family of brands, MONET brand and DANA BUCHMAN brand and therefore the activities of those brands have not been presented as discontinued operations.

Summarized financial data for the aforementioned brands that are classified as discontinued operations are provided in Note 2 – Discontinued Operations.

In the opinion of management, the information furnished reflects all adjustments, all of which are of a normal recurring nature, necessary for a fair presentation of the results for the reported interim periods. Results of operations for interim periods are not necessarily indicative of results for the full year. Management has evaluated events or transactions that have occurred from the balance sheet date through the date the Company issued these financial statements.

NATURE OF OPERATIONS

Fifth & Pacific Companies, Inc. is engaged primarily in the design and marketing of a broad range of apparel and accessories. The Company’s fiscal year ends on the Saturday closest to December 31. The 2012 fiscal year, ending December 29, 2012, reflects a 52-week period, resulting in a 13-week, three-month period and a 39-week, nine-month period for the third quarter. The 2011 fiscal year, ending December 31, 2011, reflects a 52-week period, resulting in a 13-week, three-month period and a 39-week, nine-month period for the third quarter.

PRINCIPLES OF CONSOLIDATION

The Condensed Consolidated Financial Statements include the accounts of the Company. All inter-company balances and transactions have been eliminated in consolidation.

USE OF ESTIMATES AND CRITICAL ACCOUNTING POLICIES

The Company’s critical accounting policies are those that are most important to the portrayal of its financial condition and results of operations in conformity with US GAAP. These critical accounting policies are applied in a consistent manner. The Company’s critical accounting policies are summarized in Note 1 of Notes to Consolidated Financial Statements included in its Annual Report on Form 10-K for the fiscal year ended December 31, 2011.

The application of critical accounting policies requires that the Company make estimates and assumptions about future events and apply judgments that affect the reported amounts of revenues and expenses. Estimates by their nature are based on judgments and available information. Therefore, actual results could materially differ from those estimates under different assumptions and conditions. The Company continues to monitor the critical accounting policies to ensure proper application of current rules and regulations. During the third quarter of 2012, there were no significant changes in the critical accounting policies discussed in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In May 2011, new accounting guidance on fair value measurements was issued, which requires updates to fair value measurement disclosures to conform US GAAP and International Financial Reporting Standards. This guidance includes additional disclosure requirements about Level 3 fair value measurements and is effective for interim and annual periods beginning after December 15, 2011. The adoption of the new guidance did not affect the Company’s financial position, results of operations or cash flows, but required additional disclosure (see Note 9 – Fair Value Measurements).

DISCONTINUED OPERATIONS	9 Months Ended
Sep. 29, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

2.    DISCONTINUED OPERATIONS

The Company has completed various disposal transactions including: (i) the closure of the LIZ CLAIBORNE branded outlet stores in the US and Puerto Rico in January 2011; (ii) the closure of its LIZ CLAIBORNE concessions in Europe in the first quarter of 2011; (iii) the closure of its MONET concessions in Europe in December 2011; (iv) the sale of an 81.25% interest in the global MEXX business in October 2011; and (v) the sale of the KENSIE, KENSIE GIRL and MAC & JAC trademarks in October 2011.

The components of Assets held for sale and Liabilities held for sale were as follows:

In thousands	October 1, 2011
Assets held for sale:
Cash and cash equivalents	$10,808
Accounts receivable – trade, net	74,457
Inventories, net	108,135
Other assets	34,214
Assets held for sale	$227,614
Liabilities held for sale:
Short-term borrowings	$45,138
Accounts payable	67,284
Accrued expenses	89,496
Deferred income taxes	15,447
Other liabilities	11,822
Liabilities held for sale	$229,187

Summarized results of discontinued operations were as follows:

	Nine Months Ended		Three Months Ended
	September 29, 2012 (39 Weeks)	October 1, 2011 (39 Weeks)	September 29, 2012 (13 Weeks)	October 1, 2011 (13 Weeks)
In thousands
Net sales	$1,615	$618,590	$(159)	$228,224

Loss before (benefit) provision for income taxes	$(4,837)	$(90,166)	$(364)	$(22,370)
(Benefit) provision for income taxes	(1,867)	3,502	20	2,461
Loss from discontinued operations, net of income taxes	$(2,970)	$(93,668)	$(384)	$(24,831)

(Loss) income on disposal of discontinued operations, net of income taxes	$(7,895)	$(207,329)	$976	$(196,806)

The Company recorded pretax charges (benefits) of $7.9 million and $218.2 million ($207.3 million after tax) during the nine months ended September 29, 2012 and October 1, 2011, respectively, and $(1.0) million and $207.7 million ($196.8 million after tax) during the three months ended September 29, 2012 and October 1, 2011, respectively, to reflect the estimated difference between the carrying value of the net assets disposed and their estimated fair value, less costs to dispose, including transaction costs.

The Company recorded charges related to its streamlining initiatives of $5.1 million and $36.4 million during the nine months ended September 29, 2012 and October 1, 2011, respectively, and $16.9 million for the three months ended October 1, 2011, within Discontinued operations, net of income taxes on the accompanying Condensed Consolidated Statements of Operations.

STOCKHOLDERS' DEFICIT	9 Months Ended
Sep. 29, 2012
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT

3.    STOCKHOLDERS’ DEFICIT

Activity for the nine months ended September 29, 2012 in the Capital in excess of par value, Retained earnings and Common stock in treasury, at cost accounts was as follows:

In thousands	Capital in Excess of Par Value	Retained Earnings	Common Stock in Treasury, at Cost
Balance as of December 31, 2011	$302,330	$1,246,063	$(1,827,892)
Net loss	--	(131,539)	--
Exercise of stock options	(10,642)	(2,197)	18,888
Restricted shares issued, net of cancellations and shares withheld for taxes	(3,951)	(142)	2,772
Share-based compensation	7,157	--	--
Dividend equivalent units vested	--	(2)	2
Exchange of Convertible Senior Notes, net	(147,757)	(17,762)	201,891
Balance as of September 29, 2012	$147,137	$1,094,421	$(1,604,339)

Activity for the nine months ended October 1, 2011 in the Capital in excess of par value, Retained earnings, Common stock in treasury, at cost and Noncontrolling interest accounts was as follows:

In thousands	Capital in Excess of Par Value	Retained Earnings	Common Stock in Treasury, at Cost	Noncontrolling Interest
Balance as of January 1, 2011	$331,808	$1,417,785	$(1,883,898)	$2,489
Net loss	--	(400,875)	--	--
Exercise of stock options	(26)	--	51	--
Restricted shares issued, net of cancellations and shares withheld for taxes	180	--	(34)	--
Share-based compensation	4,427	--	--	--
Dividend equivalent units vested	(392)	(14)	329	--
Tendered subsidiary shares for noncontrolling interest (a)	2,489	--	--	(2,489)
Balance as of October 1, 2011	$338,486	$1,016,896	$(1,883,552)	$--

(a)

The Company acquired 85.0% of the equity of Lucky Brand Dungarees, Inc. (“Lucky Brand”) on June 8, 1999 and 12.7% of the remaining equity of Lucky Brand from 2005 to 2010. The aggregate purchase price for the remaining 2.3% of the original shares consisted of a payment made in 2008 that was based on a multiple of Lucky Brand’s 2007 earnings and a 2011 contingent payment based on a multiple of Lucky Brand’s 2010 earnings, net of the 2008 payment. Based on Lucky Brand’s 2010 earnings, no final payment was required, and LUCKY BRAND became a wholly-owned subsidiary in January 2011.

Accumulated other comprehensive loss consisted of the following:

In thousands	September 29, 2012	December 31, 2011	October 1, 2011
Cumulative translation adjustment, net of income taxes of $0, $0 and $(671), respectively	$(5,855)	$(6,084)	$(65,823)
Unrealized losses on cash flow hedging derivatives, net of income taxes of $0, $0 and $159, respectively	--	--	(2,606)
Unrealized gains on available-for-sale securities, net of income taxes of $0	1	160	177
Accumulated other comprehensive loss, net of income taxes	$(5,854)	$(5,924)	$(68,252)

As discussed in Note 15 - Derivative Instruments, prior to the substantial liquidation of certain euro-denominated functional currency subsidiaries, the Company hedged its net investment position in such subsidiaries by designating a portion of the outstanding 5.0% Notes (the “Euro Notes”) as the hedging instrument in a net investment hedge. As discussed in Note 1 - Basis of Presentation, the Company sold an 81.25% interest in the global MEXX business on October 31, 2011. That transaction resulted in the liquidation of certain of the Company’s former euro-denominated functional currency subsidiaries and other non-US dollar denominated functional currency subsidiaries. As a result, in the fourth quarter of 2011, the Company recorded a charge of $62.2 million within Loss on disposal of discontinued operations to write off the cumulative translation adjustment related to the liquidated subsidiaries, the Euro Notes and other instruments.

INVENTORIES, NET	9 Months Ended
Sep. 29, 2012
INVENTORIES, NET
INVENTORIES, NET

4.    INVENTORIES, NET

Inventories, net consisted of the following:

In thousands	September 29, 2012	December 31, 2011	October 1, 2011
Raw materials and work in process	$195	$230	$1,138
Finished goods	245,383	193,113	254,655
Total inventories, net	$245,578	$193,343	$255,793

PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 29, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.    PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

In thousands	September 29, 2012	December 31, 2011	October 1, 2011
Land and buildings (a)	$48,893	$72,009	$73,125
Machinery and equipment	229,686	233,540	230,816
Furniture and fixtures	137,839	127,913	131,588
Leasehold improvements	257,969	249,734	268,934
	674,387	683,196	704,463
Less: Accumulated depreciation and amortization	449,800	444,532	449,851
Total property and equipment, net	$224,587	$238,664	$254,612

(a)

The decrease in the balance compared to October 1, 2011 primarily reflected aggregate non-cash impairment charges of $24.6 million related to the Company’s Ohio distribution center and New Jersey corporate office.

Depreciation and amortization expense on property and equipment for the nine months ended September 29, 2012 and October 1, 2011 was $42.9 million and $50.1 million, respectively, which included depreciation for property and equipment under capital leases of $2.2 million and $2.9 million, respectively. Depreciation and amortization expense on property and equipment for the three months ended September 29, 2012 and October 1, 2011 was $13.2 million and $16.5 million, respectively, which included depreciation for property and equipment under capital leases of $0.7 million and $1.0 million, respectively. Machinery and equipment under capital leases was $22.6 million as of September 29, 2012, December 31, 2011 and October 1, 2011.

GOODWILL AND INTANGIBLES, NET	9 Months Ended
Sep. 29, 2012
GOODWILL AND INTANGIBLES, NET
GOODWILL AND INTANGIBLES, NET

6.     GOODWILL AND INTANGIBLES, NET

The following tables disclose the carrying value of all intangible assets:

In thousands	Weighted Average Amortization Period	September 29, 2012	December 31, 2011	October 1, 2011

Amortized intangible assets:
Gross carrying amount:
Owned trademarks	4 years	$1,479	$1,479	$1,479
Customer relationships (a)	13 years	6,439	9,478	9,918
Merchandising rights (b)	4 years	17,578	17,742	28,504
Other	4 years	2,322	2,322	2,322
Subtotal	6 years	27,818	31,021	42,223
Accumulated amortization:
Owned trademarks		(1,316)	(1,112)	(1,023)
Customer relationships		(2,927)	(5,426)	(5,152)
Merchandising rights		(12,548)	(12,837)	(22,924)
Other		(1,904)	(1,792)	(1,754)
Subtotal		(18,695)	(21,167)	(30,853)
Net:
Owned trademarks		163	367	456
Customer relationships		3,512	4,052	4,766
Merchandising rights		5,030	4,905	5,580
Other		418	530	568
Total amortized intangible assets, net		9,123	9,854	11,370

Unamortized intangible assets:
Owned trademarks (c)		107,500	107,500	140,988
Total intangible assets, net		116,623	117,354	152,358

Goodwill		1,574	1,519	1,475
Total goodwill and intangibles, net		$118,197	$118,873	$153,833

(a)	The decrease in the balance compared to October 1, 2011 primarily reflected the write-off of the customer relationships associated with the Company’s former KENSIE and MAC & JAC brands.
(b)

The decrease in the balance compared to October 1, 2011 included non-cash impairment charges within the Company’s Adelington Design Group & Other segment related to the merchandising rights of its former MONET and former licensed DKNY® Jeans brands (see Note 1 – Basis of Presentation).

(c)

The decrease in the balance compared to October 1, 2011 primarily reflected the sale of the MONET trademark rights in the US and Puerto Rico and the sale of the KENSIE, KENSIE GIRL and MAC & JAC trademarks (see Note 1 – Basis of Presentation).

Amortization expense of intangible assets was $2.4 million and $3.4 million for the nine months ended September 29, 2012 and October 1, 2011, respectively, and $0.7 million and $1.2 million for the three months ended September 29, 2012 and October 1, 2011, respectively.

The estimated amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal Year	Amortization Expense
(In millions)
2012	$3.0
2013	2.5
2014	2.1
2015	1.4
2016	0.7

INCOME TAXES	9 Months Ended
Sep. 29, 2012
INCOME TAXES
INCOME TAXES

7.    INCOME TAXES

During the third quarter of 2012 and 2011, the Company continued to record a full valuation allowance on deferred tax assets in most jurisdictions due to the combination of its history of pretax losses and its inability to carry back tax losses or credits.

The Company’s provision for income taxes for the nine and three months ended September 29, 2012 and October 1, 2011 primarily represented increases in deferred tax liabilities for indefinite-lived intangible assets, current tax on operations in certain jurisdictions and an increase in the accrual for interest related to uncertain tax positions.

The number of years with open tax audits varies depending upon the tax jurisdiction. The major tax jurisdictions include the US, Canada and the United Kingdom. The Company is no longer subject to US Federal examination by the Internal Revenue Service (“IRS”) for the years before 2006 and, with a few exceptions, this applies to tax examinations by state authorities for the years before 2007. As a result of a US Federal tax law change extending the carryback period from two to five years and the Company’s carryback of its 2009 tax loss to 2004 and 2005, the IRS has the ability to re-open its past examinations of 2004 and 2005.

The Company expects a reduction in the liability for unrecognized tax benefits by an amount between $17.4 million and $18.5 million within the next 12 months due to the expiration of various statutes of limitation and potential tax settlements. The change in the expected reduction in the liability for unrecognized tax benefits compared to the Company’s previous disclosure is not expected to have a material effect on the Company’s Consolidated Financial Statements. As of September 29, 2012, uncertain tax positions of $103.8 million existed, of which $87.9 million would provide an effective rate impact in the future if subsequently recognized.

DEBT AND LINES OF CREDIT	9 Months Ended
Sep. 29, 2012
DEBT AND LINES OF CREDIT
DEBT AND LINES OF CREDIT

8.    DEBT AND LINES OF CREDIT

Long-term debt consisted of the following:

In thousands	September 29, 2012	December 31, 2011	October 1, 2011

5.0% Euro Notes, due July 2013 (a)	$--	$157,139	$296,145
6.0% Convertible Senior Notes, due June 2014 (b)	28,687	60,270	77,386
10.5% Senior Secured Notes, due April 2019 (c)	384,033	220,085	220,088
Revolving credit facility	--	--	143,745
Capital lease obligations	5,489	8,821	9,899
Total debt	418,209	446,315	747,263
Less: Short-term borrowings (d)	4,681	4,476	148,155
Convertible Notes (b)(e)	28,687	60,270	77,386
Long-term debt	$384,841	$381,569	$521,722

(a)	The change in the balance of these euro-denominated notes reflected the repurchase of the remaining Euro Notes since October 1, 2011 and the impact of changes in foreign currency exchange rates.
(b)

The balance at September 29, 2012, December 31, 2011 and October 1, 2011 represented principal of $31.6 million, $69.2 million and $90.0 million, respectively and an unamortized debt discount of $2.9 million, $8.9 million and $12.6 million, respectively. The change in the balance primarily reflected the conversion of $58.4 million aggregate principal amount of Convertible Notes into 17.0 million shares of common stock since October 1, 2011.

(c)	The increase in the balance reflected the issuance of $152.0 million aggregate principal amount of Senior Secured Notes (the “Additional Notes”) at 108.25% of par value on June 8, 2012.
(d)

At October 1, 2011, the balance consisted primarily of outstanding borrowings under the Company’s amended and restated revolving credit facility and obligations under capital leases and at September 29, 2012 and December 31, 2011, the balance consisted of obligations under capital leases.

(e)	The Convertible Notes were reflected as a current liability since they were convertible at September 29, 2012, December 31, 2011 and October 1, 2011.

Euro Notes

On July 6, 2006, the Company completed the issuance of the 350.0 million euro (or $446.9 million based on the exchange rate in effect on such date) Euro Notes. Prior to the sale of an 81.25% interest in the global MEXX business in October 2011 (see Note 1 – Basis of Presentation), a portion of the Euro Notes was designated as a hedge of the Company’s net investment in certain of the Company’s euro-denominated functional currency subsidiaries (see Note 15 – Derivative Instruments).

On April 8, 2011, the Company completed a tender offer (the “Tender Offer”), whereby it repurchased 128.5 million euro aggregate principal amount of the Euro Notes for total early tender and consent consideration of 123.1 million euro, plus accrued interest. The Company recognized a $6.5 million pretax gain on the extinguishment of debt in the second quarter of 2011. On December 15, 2011, the Company repurchased 100.0 million euro aggregate principal amount of the Euro Notes in a privately-negotiated transaction for total consideration of 100.5 million euro, plus accrued interest.

In the first quarter of 2012, in a privately-negotiated transaction, the Company repurchased 40.0 million euro aggregate principal amount of the Euro Notes for total consideration of 40.6 million euro, plus accrued interest. The Company recognized a $0.8 million pretax loss on the extinguishment of debt in the first quarter of 2012.

On June 6, 2012, in a privately-negotiated transaction, the Company repurchased 28.6 million euro aggregate principal amount of the Euro Notes for total consideration of 29.6 million euro, plus accrued interest. The Company recognized a $1.3 million pretax loss on the extinguishment of debt in the second quarter of 2012.

On July 12, 2012, the Company completed the optional redemption of the remaining 52.9 million euro aggregate principal amount of Euro Notes for 55.4 million euro, plus accrued interest. The redemption was funded by a portion of the net proceeds from the Company’s issuance of Additional Notes in June 2012. The Company recognized a $3.0 million pretax loss on the extinguishment of debt in the third quarter of 2012.

Convertible Notes

On June 24, 2009, the Company issued $90.0 million Convertible Senior Notes (the “Convertible Notes”). The Convertible Notes bear interest at a rate of 6.0% per year and mature on June 15, 2014. The Company used the net proceeds from this offering to repay $86.6 million of outstanding borrowings under its amended and restated revolving credit facility (as amended to date, the “Amended Facility”).

The Convertible Notes are convertible at an initial conversion rate of 279.6421 shares of the Company’s common stock per $1,000 principal amount of Convertible Notes (representing an initial conversion price of $3.576 per share of common stock), subject to adjustment in certain circumstances. If the Convertible Notes are surrendered for conversion, the Company may settle the conversion value of each of the Convertible Notes in the form of cash, stock or a combination of cash and stock, at its discretion. Holders may convert the Convertible Notes at their option prior to the close of business on the business day immediately preceding March 15, 2014 only under the following circumstances: (i) during any fiscal quarter commencing after October 3, 2009, if the last reported sale price of the common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the preceding fiscal quarter is greater than or equal to $4.2912 (which is 120% of the applicable conversion price) on each applicable trading day; (ii) during the five business day period after any 10 consecutive trading day period in which the trading price per $1,000 principal amount of Convertible Notes for each day of such measurement period was less than 98% of the product of the last reported sale price of the Company’s common stock and the applicable conversion rate on each such day; or (iii) upon the occurrence of specified corporate events. In addition, on or after March 15, 2014 until the close of business on the third scheduled trading day immediately preceding the maturity date, holders may convert their Convertible Notes at any time, regardless of the foregoing circumstances. As a result of stock price performance, the Convertible Notes were convertible during the third quarter of 2012 and are convertible during the fourth quarter of 2012.

The Company separately accounts for the liability and equity components of the Convertible Notes in a manner that reflects the Company’s nonconvertible debt borrowing rate when interest is recognized in subsequent periods. The Company allocated $20.6 million of the $90.0 million principal amount of the Convertible Notes to the equity component and to debt discount. The debt discount is amortized into interest expense through June 2014 using the effective interest method. The Company’s effective interest rate on the Convertible Notes is 12.25%. The non-cash interest expense that will be recorded will increase as the Convertible Notes approach maturity and accrete to face value. Interest expense associated with the semi-annual interest payment and non-cash amortization of the debt discount was $3.9 million and $6.9 million for the nine months ended September 29, 2012 and October 1, 2011, respectively, and $0.9 million and $2.3 million for three months ended September 29, 2012 and October 1, 2011, respectively.

On December 21, 2011, a holder of $20.8 million aggregate principal amount of the Convertible Notes converted all of such outstanding Convertible Notes into 6,163,221 shares of the Company’s common stock. The Company paid accrued interest on the holder’s Convertible Notes through the settlement date in cash. The Company allocated $18.3 million of the consideration to the liability component and $5.2 million to the equity component.

On April 3, 2012, holders of $22.6 million aggregate principal amount of the Convertible Notes converted all such outstanding Convertible Notes into 6,493,144 shares of the Company’s common stock. The Company paid accrued interest on the holders’ Convertible Notes through the settlement date in cash. The Company allocated $21.7 million of the consideration to the liability component and $3.4 million to the equity component. The Company recognized a $2.1 million pretax loss on the extinguishment of debt in the first quarter of 2012.

On June 25, 2012, a holder of $15.0 million aggregate principal amount of the Convertible Notes converted all of such outstanding Convertible Notes into 4,346,376 shares of the Company’s common stock. The Company paid accrued interest on the holder’s Convertible Notes through the settlement date in cash. The Company allocated $14.7 million of the consideration to the liability component and $1.9 million to the equity component. The Company recognized a $1.4 million pretax loss on the extinguishment of debt in the second quarter of 2012.

Senior Notes

On April 7, 2011, the Company completed an offering of $220.0 million principal amount of 10.5% Senior Secured Notes (the “Existing Senior Notes,” together with the Additional Notes, the “Senior Notes”). The Company used the net proceeds of $212.9 million from such issuance of the Existing Senior Notes primarily to fund the Tender Offer. The remaining proceeds were used for general corporate purposes. On June 8, 2012, the Company completed the offering of the Additional Notes, at 108.25% of par value. The Company used a portion of the net proceeds of $160.6 million from the offering of the Additional Notes to repay outstanding borrowings under its Amended Facility and to fund the redemption of 52.9 million euro aggregate principal of Euro Notes on July 12, 2012.  The Company will use the remaining proceeds to fund all or a portion of the anticipated purchase of a 51.0% interest in Kate Spade Japan Co., Ltd. (“KSJ”), which is a joint venture that was formed between Sanei International Co., LTD (“Sanei”), a Japanese entity, and Kate Spade LLC, one of the Company’s wholly-owned subsidiaries (see Note 10 – Commitments and Contingencies).  Any remaining net proceeds will be used for general corporate purposes.

The Senior Notes mature on April 15, 2019 and are guaranteed on a senior secured basis by certain of the Company’s current and future domestic subsidiaries. The Senior Notes and the guarantees are secured on a first-priority basis by a lien on certain of the Company’s trademarks and on a second-priority basis by the other assets of the Company and of the guarantors that secure the Company’s Amended Facility.

The indenture governing the Senior Notes contains provisions that may require the Company to offer to repurchase the Senior Notes at 101% of their aggregate principal amount upon certain defined “Change of Control” events. In addition, the indenture may require that the proceeds from sales of the Company’s assets (subject to various exceptions and the ability of the Company to apply the proceeds to repay indebtedness or reinvest in its business) be used to offer to repurchase the Senior Notes at 100% of their aggregate principal amount. The indenture also contains other standard high-yield debt covenants, which limit the Company’s ability to incur additional indebtedness, incur additional liens, make asset sales, make dividend payments and investments, make payments and other transfers between itself and its subsidiaries, enter into affiliate transactions and merge or consolidate with other entities.

Pursuant to a registration rights agreement executed as part of the April 7, 2011 offering, the Company agreed, on or before April 7, 2012, (i) to use reasonable best efforts to consummate an exchange offer for new notes registered with the SEC with substantially identical terms; and (ii) if required, to have a shelf registration statement declared effective with respect to resales of the April 7, 2011 offering of Existing Senior Notes. As of the date of this filing, the registration statement has not been filed, and the Company is currently required to pay additional interest to the holders of the Existing Senior Notes issued on April 7, 2011 until the obligations under the registration rights agreement are fulfilled. The Company was required to pay additional interest of 0.50% during the 90-day period subsequent to July 8, 2012 and is required to pay additional interest of 0.75% during the 90-day period subsequent to October 6, 2012. If the Company does not complete the exchange offer by January 5, 2013, the interest rate will increase by 1.0%, which is the maximum required by the indenture governing the Existing Senior Notes.

Pursuant to a registration rights agreement executed as part of the Additional Notes offering, the Company agreed, on or before October 15, 2012, (i) to use reasonable best efforts to consummate an offer, in exchange for the Existing Senior Notes, for new notes registered with the SEC with substantially identical terms as the Existing Senior Notes; (ii) to use reasonable best efforts to consummate an offer, in exchange for the Additional Notes, new notes registered with the SEC with substantially identical terms as the Additional Notes and to include the Additional Notes in any exchange offer registration statement for the Existing Senior Notes; and (iii) if required, to have a shelf registration statement declared effective with respect to resales of the Additional Notes. The Company will be required to pay additional interest to the holders of the Additional Notes if the obligations under the registration rights agreement are not fulfilled. The Company is required to pay additional interest of 0.25% during the 90-day period subsequent to October 15, 2012; the interest rate increases by 0.25% at the end of each subsequent 90-day period, up to a maximum of 1.0%.

Amended Facility

In May 2010, the Company completed a second amendment to and restatement of its Amended Facility, which was subsequently amended in March 2011, September 2011 and November 2011 to permit the various corporate, debt financing, disposal and other transactions that the Company completed. Availability under the Company’s Amended Facility is the lesser of $350.0 million or a borrowing base that is computed monthly and comprised primarily of the Company’s eligible accounts receivable and inventory. A portion of the funds available under the Amended Facility not in excess of $200.0 million is available for the issuance of letters of credit, whereby standby letters of credit may not exceed $65.0 million. The Amended Facility is secured by a first priority lien on substantially all of the Company’s assets and includes a $200.0 million multi-currency revolving credit line and a $150.0 million US Dollar credit line. The Amended Facility allows two borrowing options: one borrowing option with interest rates based on euro currency rates and a second borrowing option with interest rates based on the alternate base rate, as defined in the Amended Facility, with a spread based on the aggregate availability under the Amended Facility.

The Amended Facility restricts the Company’s ability to, among other things, incur indebtedness, grant liens, repurchase stock, issue cash dividends, make investments and acquisitions and sell assets, in each case subject to certain designated exceptions. In addition, the Amended Facility (i) requires the Company to maintain minimum aggregate borrowing availability of not less than $45.0 million; (ii) requires the Company to apply substantially all cash collections to reduce outstanding borrowings under the Amended Facility when availability under the Amended Facility falls below the greater of $65.0 million and 17.5% of the then-applicable aggregate commitments; (iii) adjusts certain interest rate spreads based upon availability; (iv) provided for the inclusion of an intangible asset value of $30.0 million in the borrowing base which declined in value over two years; (v) permitted the incurrence of liens and sale of assets in connection with the grant and exercise of the purchase option under the 2009 license agreement with JCPenney; and (vi) permitted the acquisition of certain joint venture interests and the indebtedness and guarantees by certain parties arising in connection with such acquisition, subject to certain capped amounts and meeting certain borrowing availability tests.

The funds available under the Amended Facility may be used to refinance or repurchase certain existing debt, provide for working capital and for general corporate purposes, and back both trade and standby letters of credit. The Amended Facility contains customary events of default clauses and cross-default provisions with respect to the Company’s other outstanding indebtedness, including the Convertible Notes and Senior Notes. The Amended Facility will expire in August 2014, provided that in the event that the remaining Convertible Notes are not refinanced, purchased or defeased prior to March 15, 2014, then the maturity date shall be March 15, 2014. If any such refinancing or extension provides for a maturity date that is earlier than 91 days following August 6, 2014, then the maturity date shall be the date that is 91 days prior to the maturity date of such notes.

On June 5, 2012, the Company entered into a fifth amendment (the “Fifth Amendment”) to the Amended Facility. The Fifth Amendment, among other things, permits the Company (i) to issue the Additional Notes, (ii) to pay the consideration for the June 6, 2012 Euro Notes repurchase and the July 12, 2012 Euro Notes redemption and (iii) to fund all or a portion of the KSJ buyout, subject to certain tests and conditions.

The Company currently believes that the financial institutions under the Amended Facility are able to fulfill their commitments, although such ability to fulfill commitments will depend on the financial condition of the Company’s lenders at the time of borrowing.

As of September 29, 2012, availability under the Company’s Amended Facility was as follows:

In thousands	Total Facility (a)	Borrowing Base (a)	Outstanding Borrowings	Letters of Credit Issued	Available Capacity	Excess Capacity (b)

Revolving credit facility (a)	$350,000	$327,693	$ --	$26,480	$301,213	$256,213

(a)              Availability under the Amended Facility is the lesser of $350.0 million or a borrowing base comprised primarily of eligible accounts receivable and inventory.

(b)              Excess capacity represents available capacity reduced by the minimum required aggregate borrowing availability under the Amended Facility of $45.0 million.

FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 29, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

9.                   FAIR VALUE MEASUREMENTS

The Company utilizes the following three level hierarchy that defines the assumptions used to measure certain assets and liabilities at fair value:

Level 1 –	Quoted market prices in active markets for identical assets or liabilities;
Level 2 –	Inputs other than Level 1 inputs that are either directly or indirectly observable; and
Level 3 –	Unobservable inputs developed using estimates and assumptions developed by the Company, which reflect those that a market participant would use.

The fair values of the Company’s Level 2 derivative instruments were primarily based on observable forward exchange rates. Unobservable quantitative inputs used in the valuation of the Company’s derivative instruments included volatilities, discount rates and estimated credit losses.

The following table presents the non-financial assets the Company measured at fair value on a non-recurring basis in 2012, based on such fair value hierarchy:

					Total Losses
	Net Carrying Value as of September 29,	Fair Value Measured and Recorded at Reporting Date Using:			Nine Months Ended September 29,	Three Months Ended September 29,
In thousands	2012	Level 1	Level 2	Level 3	2012	2012
Property and equipment	$23,687	$--	$--	$ 23,687	$27,905	$--

In connection with a change in the pattern of use and likely disposal of the Company’s New Jersey corporate office, an impairment analysis was performed on the associated property and equipment. As a result of a decline in the estimated fair value of the Company’s Ohio distribution center, as well as the decisions to exit certain retail locations of JUICY COUTURE and LUCKY BRAND, impairment analyses were performed on the associated property and equipment. The Company determined that a portion of the assets exceeded their fair values, resulting in impairment charges, which were recorded in Selling, general and administrative expenses (“SG&A”) on the accompanying Condensed Consolidated Statements of Operations.

The following table presents the non-financial assets the Company measured at fair value on a non-recurring basis in 2011, based on the fair value hierarchy:

					Total Losses
	Net Carrying Value as of	Fair Value Measured and Recorded at Reporting Date Using:			Nine Months Ended	Three Months Ended
In thousands	October 1, 2011	Level 1	Level 2	Level 3	October 1, 2011	October 1, 2011
Property and equipment	$21,187	$--	$--	$ 21,187	$15,076	$6,318
Intangible assets	12,116	--	--	12,116	814	814

As a result of the decisions to close the Company’s Ohio distribution center and exit certain JUICY COUTURE and LUCKY BRAND retail locations, impairment analyses were performed on the associated property and equipment.

The Company determined that a portion of the assets exceeded their fair values, resulting in impairment charges, which were recorded in SG&A on the accompanying Condensed Consolidated Statements of Operations.

During the third quarter of 2011, the Company recorded a pretax charge of $191.3 million in Discontinued operations, net of income taxes on the accompanying Condensed Consolidated Statement of Operations to reduce the net carrying value of the MEXX assets and liabilities that were held for sale to fair value, less estimated costs to dispose.

The fair values of the Company’s Level 3 Property and equipment, Intangible assets and Assets and liabilities held for sale are based on either a market approach or an income approach using unobservable inputs including the Company’s forecasted cash flows and the estimated useful lives of such assets, as appropriate.

The fair values and carrying values of the Company’s debt instruments are detailed as follows:

	September 29, 2012		December 31, 2011		October 1, 2011
In thousands	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value
5.0% Euro Notes, due July 2013 (a)	$--	$--	$145,491	$157,139	$269,640	$296,145
6.0% Convertible Senior Notes, due June 2014 (a)	115,374	28,687	174,397	60,270	143,837	77,386
10.5% Senior Secured Notes, due April 2019 (a)	420,128	384,033	234,850	220,085	222,429	220,088
Revolving credit facility (b)(c)	--	--	--	--	188,883	188,883

(a)             Carrying values include unamortized debt discount or premium.

(b)            Borrowings under the Amended Facility bear interest based on market rate; accordingly, its fair value approximates its carrying value.

(c)             Includes $45.1 million of MEXX outstanding borrowings reported as held for sale as of October 1, 2011.

The fair values of the Company’s debt instruments were estimated using market observable inputs, including quoted prices in active markets, market indices and interest rate measurements. Within the hierarchy of fair value measurements, these are Level 2 fair values. The fair values of cash and cash equivalents, receivables and accounts payable approximate their carrying values due to the short-term nature of these instruments.

COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 29, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

10.            COMMITMENTS AND CONTINGENCIES

Acquisition

On July 13, 2012, the Company announced that Kate Spade, LLC exercised, on a conditional basis, an option to acquire the remaining 51.0% interest in KSJ from Sanei. The exercise of the option is subject to the satisfaction of a number of conditions, including completion of financial and other due diligence and the execution of a mutually satisfactory joint venture termination agreement. If the conditions are satisfied, the resulting purchase is expected to be completed in the fourth quarter of 2012. The expected purchase price, including debt repayment and related transaction fees, is estimated to be between $45.0 and $50.0 million. Any purchase will be funded by a portion of the net proceeds from the Company’s issuance of Additional Notes in June 2012, together with cash on hand.

Buying/Sourcing

During the first quarter of 2009, the Company entered into an agreement with Hong Kong-based, global consumer goods exporter Li & Fung Limited (“Li & Fung”), whereby Li & Fung was appointed as the Company’s buying/sourcing agent for all of the Company’s brands and products (other than jewelry) and the Company received a payment of $75.0 million at closing and an additional payment of $8.0 million in the second quarter of 2009 to offset specific, incremental, identifiable expenses associated with the transaction. The Company’s agreement with Li & Fung provides for a refund of a portion of the closing payment in certain limited circumstances, including a change of control of the Company, the divestiture of any current brand, or certain termination events. The Company is also obligated to use Li & Fung as its buying/sourcing agent for a minimum value of inventory purchases each year through the termination of the agreement in 2019. The 2009 licensing arrangements with JCPenney in the US and Puerto Rico and QVC, Inc. (“QVC”) resulted in the removal of buying/sourcing for a number of LIZ CLAIBORNE branded products sold under these licenses from the Li & Fung buying/sourcing arrangement. As a result, under its agreement with Li & Fung, the Company refunded $24.3 million of the closing payment received from Li & Fung in the second quarter of 2010. The 2011 sales of the KENSIE, KENSIE GIRL and MAC & JAC trademarks resulted in the removal of buying/sourcing for such products sold from the Li & Fung buying/sourcing arrangement. As a result, under its agreement with Li & Fung, the Company refunded $1.8 million of the closing payment received from Li & Fung in the second quarter of 2012. In addition, the Company’s agreement with Li & Fung is not exclusive; however, the Company is required to source a specified percentage of product purchases from Li & Fung.

Leases

In connection with the disposition of the LIZ CLAIBORNE Canada retail stores, the LIZ CLAIBORNE branded outlet stores in the US and Puerto Rico and MEXX Canada retail stores (see Note 1 – Basis of Presentation), an aggregate of 153 store leases were assigned to third parties, for which the Company remains secondarily liable for the remaining obligations on 135 such leases. As of September 29, 2012, the future aggregate payments under these leases amounted to $203.1 million and extended to various dates through 2025.

Other

In the second quarter of 2011, the Company initiated actions to close its Ohio distribution center, which will result in the termination of all or a significant portion of its union employees (see Note 11 – Streamlining Initiatives). During the third quarter of 2011, the Company ceased contributing to a union-sponsored multi-employer defined benefit pension plan (the “Fund”), which is regulated by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Under ERISA, cessation of employer contributions to a multi-employer defined benefit pension plan is likely to trigger an obligation by such employer for a “withdrawal liability” to such plan, with the amount of such withdrawal liability representing the portion of the plan’s underfunding allocable to the withdrawing employer. The Company incurred such a liability in the second quarter of 2011 and recorded a $17.6 million charge to SG&A related to its estimate of the withdrawal liability. Under applicable statutory rules, this withdrawal liability is payable over a period of time, and the Company previously estimated that it would pay such liability in equal quarterly installments over a period of eight to 12 years, with payments commencing in 2012. In February 2012, the Company was notified by the Fund that the Fund calculated the total withdrawal liability to be $19.1 million, a difference of approximately $1.5 million, and that 17 quarterly payments of $1.2 million would commence on March 1, 2012, and continue for four years, with a final payment of $1.0 million on June 1, 2016.

The Company’s initiative to outsource its distribution function and close the Ohio distribution center has encountered delays, and the Company expects to continue to ship a portion of its merchandise from the Ohio distribution center past the end of the 2012 fiscal year.

In June 2011, the Company entered into an agreement with Globalluxe Kate Spade HK Limited (“Globalluxe”) to, among other things, reacquire the existing KATE SPADE businesses in Southeast Asia from Globalluxe (see Note 13 – Additional Financial Information).

On June 27, 2012, the Company received notification of Gores’ calculation of the working capital adjustments related to the MEXX Transaction, pursuant to the terms of the agreement. The Company has disputed such calculation and has notified Gores that the adjustment should result instead in a payment to the Company. The Company does not expect that any amount that may be payable to Gores related to such adjustments will have a material adverse effect on its financial position, results of operations, liquidity or cash flows.

The Company is a party to several pending legal proceedings and claims. Although the outcome of any such actions cannot be determined with certainty, management is of the opinion that the final outcome of any of these actions should not have a material adverse effect on the Company’s financial position, results of operations, liquidity or cash flows (see Notes 8 and 21 of Notes to Consolidated Financial Statements in the Company’s 2011 Annual Report on Form 10-K and Notes 10 and 17 of Notes to Condensed Consolidated Financial Statements in the Company’s June 30, 2012 Quarterly Report on Form 10-Q).

STREAMLINING INITIATIVES	9 Months Ended
Sep. 29, 2012
STREAMLINING INITIATIVES
STREAMLINING INITIATIVES

11.            STREAMLINING INITIATIVES

In the third quarter of 2012, the Company initiated actions to reduce staff at JUICY COUTURE.  These actions resulted in charges related to severance and are expected to be completed in the fourth quarter of 2012.

In the fourth quarter of 2011, the Company commenced streamlining initiatives that impacted all of its reportable segments and included rationalization of office space and staff reductions, which are expected to be completed by the end of 2012. In connection with this initiative, in the second quarter of 2012, the Company commenced a reduction of the workforce in its corporate centers in New Jersey and New York. These actions resulted in charges related to severance and asset impairments and are expected to be completed in the fourth quarter of 2012.

In the fourth quarter of 2011, the Company agreed to terminate its agreement with an affiliate of DKI, which ended the exclusive license agreement for the DKNY® Jeans and DKNY® Active brands. These actions included contract terminations and staff reductions and concluded in the first quarter of 2012.

In the second quarter of 2011, the Company initiated actions to close its Ohio distribution center, which were previously expected to be completed in the fourth quarter of 2012. However, due to delays in completing the outsourcing of the Company’s distribution function, the Ohio distribution center will remain open past the end of the 2012 fiscal year, with related restructuring actions completed coincident with the closure of such facility. In the first quarter of 2011, the Company initiated actions to reduce staff at JUICY COUTURE. These actions resulted in charges related to contract terminations, severance, asset impairments and other charges.

For the nine months ended September 29, 2012, the Company recorded pretax charges totaling $43.2 million related to these initiatives. The Company expects to pay approximately $16.1 million of accrued streamlining costs in the next 12 months. For the nine months ended October 1, 2011, the Company recorded pretax charges of $49.5 million related to these initiatives, including $2.6 million of contract termination costs, $17.2 million of asset write-downs and disposals, $9.3 million of payroll and related costs and $20.4 million of other costs. Approximately $24.6 million and $17.2 million of these charges were non-cash during the nine months ended September 29, 2012 and October 1, 2011, respectively.

For the nine and three months ended September 29, 2012 and October 1, 2011, expenses associated with the Company’s streamlining actions were primarily recorded in SG&A in the Condensed Consolidated Statements of Operations and impacted reportable segments as follows:

	Nine Months Ended		Three Months Ended
In thousands	September 29, 2012 (39 Weeks)	October 1, 2011 (39 Weeks)	September 29, 2012 (13 Weeks)	October 1, 2011 (13 Weeks)
JUICY COUTURE	$14,501	$17,709	$3,062	$2,993
LUCKY BRAND	10,766	7,028	1,032	2,204
KATE SPADE	9,695	4,513	890	1,399
International-Based Direct Brands (a)	--	616	--	221
Adelington Design Group & Other	8,195	19,661	845	4,847
Total	$43,157	$49,527	$5,829	$11,664

(a)          Represents allocated corporate charges that were not reported as discontinued operations.

A summary rollforward of the liability for streamlining initiatives is as follows:

In thousands	Payroll and Related Costs	Contract Termination Costs	Asset Write-Downs	Other Costs	Total
Balance at December 31, 2011	$7,416	$17,844	$--	$30,929	$56,189
2012 provision	12,143	2,696	24,608	3,710	43,157
2012 asset write-downs	--	--	(24,608)	--	(24,608)
Translation difference	38	124	--	7	169
2012 spending	(11,839)	(14,291)	--	(17,979)	(44,109)
Balance at September 29, 2012	$7,758	$6,373	$-	$16,667	$30,798

EARNINGS PER COMMON SHARE	9 Months Ended
Sep. 29, 2012
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

12.            EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share (“EPS”).

	Nine Months Ended		Three Months Ended
In thousands	September 29, 2012 (39 Weeks)	October 1, 2011 (39 Weeks)	September 29, 2012 (13 Weeks)	October 1, 2011 (13 Weeks)
(Loss) income from continuing operations, basic(a)	$(120,674)	$(99,878)	$(19,393)	$7,003
Convertible Notes interest expense(b)	--	--	--	--
(Loss) income from continuing operations, diluted(a)	$(120,674)	$(99,878)	$(19,393)	$7,003

Basic weighted average shares outstanding	107,692	94,443	113,109	94,483
Stock options and nonvested shares(c)(d)	--	--	--	840
Convertible Notes(a)(b)	--	--	--	--
Diluted weighted average shares outstanding(a)(b)(c)(d)	107,692	94,443	113,109	95,323

(Loss) earnings per share:
Basic and Diluted
(Loss) income from continuing operations	$(1.12)	$(1.06)	$(0.17)	$0.07
(Loss) income from discontinued operations	$(0.10)	$(3.18)	$--	$(2.34)
Net loss	$(1.22)	$(4.24)	$(0.17)	$(2.27)

(a)

Because the Company incurred a loss from continuing operations for the nine and three months ended September 29, 2012 and nine months ended October 1, 2011, approximately 13.7 million, 8.9 million and 25.2 million potentially dilutive shares issuable upon conversion of the Convertible Notes, respectively, were considered antidilutive for such periods, and were excluded from the computation of diluted loss per share.

(b)

Interest expense of $2.3 million and approximately 25.2 million shares issuable upon conversion of the Convertible Notes were considered antidilutive and were excluded from the computation of diluted loss per share for three months ended October 1, 2011.

(c)

Excludes approximately 1.2 million and 0.8 million nonvested shares for the nine and three months ended September 29, 2012 and October 1, 2011, respectively, for which the performance criteria have not yet been achieved.

(d)

Because the Company incurred a loss from continuing operations for the nine and three months ended September 29, 2012 and nine months ended October 1, 2011, all outstanding stock options and nonvested shares are antidilutive for such periods. Accordingly, for the nine and three months ended September 29, 2012 and nine months ended October 1, 2011, approximately 5.9 million, 5.9 million and 7.6 million outstanding stock options, respectively, and approximately 0.5 million, 0.5 million and 1.0 million outstanding nonvested shares, respectively, were excluded from the computation of diluted loss per share.

ADDITIONAL FINANCIAL INFORMATION	9 Months Ended
Sep. 29, 2012
ADDITIONAL FINANCIAL INFORMATION
ADDITIONAL FINANCIAL INFORMATION

13.            ADDITIONAL FINANCIAL INFORMATION

Licensing-Related Transactions

During the fourth quarter of 2011, the Company completed various disposal or sale transactions, including: (i) the sale of the global trademark rights for the LIZ CLAIBORNE family of brands and the trademark rights in the United States and Puerto Rico for the MONET brand to JCPenney for $267.5 million and (ii) the sale of the DANA BUCHMAN trademark to Kohl’s and the sale of the KENSIE, KENSIE GIRL and MAC & JAC trademarks to an affiliate of Bluestar, for aggregate consideration of $39.8 million.

In connection with these transactions, the Company maintains: (i) an exclusive supplier arrangement to provide JCPenney with LIZ CLAIBORNE and MONET branded jewelry; (ii) a royalty free license through July 2020 for the LIZ CLAIBORNE NEW YORK brand, which is sold exclusively at QVC through the 2009 previously existing license between the Company and QVC; (iii) a royalty-free license through July 2020 to use the LIZWEAR brand to design, manufacture and distribute LIZWEAR-branded products to the club store channel; (iv) an exclusive supplier arrangement to provide Kohl’s with DANA BUCHMAN-branded jewelry through October 11, 2013; and (v) an exclusive license to produce and sell jewelry under the KENSIE brand name.

On August 11, 2011, the Company amended its long-term license agreement with Elizabeth Arden, Inc. (“Elizabeth Arden”), which included the sale of the trademarks for its former Curve brand and selected other smaller fragrance brands. The amendment also included (i) a lower effective royalty rate associated with the fragrance brands that remain under license, including the JUICY COUTURE and LUCKY BRAND fragrances; (ii) a reduction in the future minimum guaranteed royalties for the term of the license; and (iii) a pre-payment of certain royalties. The Company received $58.4 million in connection with this transaction and recognized a pretax gain on the sale of the trademarks for its former Curve brand and selected other fragrance brands of $15.6 million for the nine and three months ended October 1, 2011.

The Company had an exclusive license agreement with an affiliate of Donna Karan International, Inc. (“DKI”) to design, produce, market and sell men’s and women’s jeanswear and activewear and women’s sportswear products in the Western Hemisphere under the “DKNY® Jeans” and “DKNY® Active” marks and logos. On October 11, 2011, the Company agreed to an early termination of the DKNY® Jeans and DKNY® Active license with DKI in exchange for a fee of $8.5 million, including $3.7 million due to DKI in connection with the previously terminated DKNY® Mens Sportswear license. The DKNY® Jeans and DKNY® Active license terminated on January 3, 2012, one year ahead of the scheduled license maturity.

Condensed Consolidated Statements of Cash Flows Supplementary Disclosures

During the nine months ended September 29, 2012 and October 1, 2011, net income tax refunds (payments) were not significant. During the nine months ended September 29, 2012 and October 1, 2011, the Company made interest payments of $17.9 million and $30.4 million, respectively. As of September 29, 2012, December 31, 2011 and October 1, 2011, the Company accrued capital expenditures totaling $12.4 million, $6.4 million and $8.1 million, respectively.

Depreciation and amortization expense for the nine months ended September 29, 2012 and October 1, 2011 included $8.2 million and $7.2 million, respectively, related to amortization of deferred financing costs.

During the nine months ended September 29, 2012, holders of $37.6 million aggregate principal amount of the Convertible Notes converted all such outstanding Convertible Notes into 10,839,520 shares of the Company’s common stock.

Related Party Transactions

In June 2011, the Company established a joint venture in China with E-Land Fashion China Holdings, Limited. The joint venture is a Hong Kong limited liability company and its purpose is to market and distribute small leather goods and other fashion products and accessories in China under the KATE SPADE brand. The joint venture operates under the name of KS China Co., Limited (“KSC”) for an initial 10 year period and commenced operations in the fourth quarter of 2011. The Company accounts for its 40.0% interest in KSC under the equity method of accounting. The Company made capital contributions to KSC of $2.5 million in the fourth quarter of 2011 and $5.0 million during the first nine months of 2012. The Company is required to make an additional capital contribution to KSC of $5.5 million in 2013. During the fourth quarter of 2011, KSC reacquired the existing KATE SPADE business in China from Globalluxe.

Additionally, the Company agreed that it or one of its affiliates will reacquire existing KATE SPADE businesses in Southeast Asia in 2014 from Globalluxe, with the purchase price based upon a multiple of Globalluxe’s earnings, subject to a cap of $30.0 million.

On November 20, 2009, the Company and Sanei established KSJ. The joint venture is a Japanese corporation and its purpose is to market and distribute small leather goods and other fashion products and accessories in Japan under the KATE SPADE brand. The Company accounts for its 49.0% interest in KSJ under the equity method of accounting.

The Company’s equity in earnings (losses) of its equity investees was $(0.5) million and $1.5 million in the nine months ended September 29, 2012 and October 1, 2011, respectively, and $(1.5) million and $0.4 million for the three months ended September 29, 2012 and October 1, 2011, respectively, which was included in Other income (expense), net on the accompanying Condensed Consolidated Statements of Operations. As of September 29, 2012, December 31, 2011 and October 1, 2011, Investments in and advances to equity investees amounted to $23.3 million, $19.1 million and $16.3 million, respectively, and was included in Other assets on the accompanying Condensed Consolidated Balance Sheets.

Subsequent to the MEXX Transaction (see Note 1 – Basis of Presentation), the Company retains an 18.75% ownership interest in NewCo and accounts for such investment at cost. The Company’s cost investment was $10.0 million as of September 29, 2012 and December 31, 2011 and was included in Other assets on the accompanying Condensed Consolidated Balance Sheets.

SEGMENT REPORTING	9 Months Ended
Sep. 29, 2012
SEGMENT REPORTING
SEGMENT REPORTING

14.            SEGMENT REPORTING

The Company’s segment reporting structure reflects a brand-focused approach, designed to optimize the operational coordination and resource allocation of the Company’s businesses across multiple functional areas including specialty retail, retail outlets, concessions, wholesale apparel, wholesale non-apparel, e-commerce and licensing. During the fourth quarter of 2011, the Company determined that it would disaggregate its former Domestic-Based Direct Brands segment into three reportable segments, JUICY COUTURE, KATE SPADE and LUCKY BRAND. The operations of the Company’s former Partnered Brands segment have become the Company’s Adelington Design Group & Other segment. The four reportable segments described below represent the Company’s brand-based activities for which separate financial information is available and which is utilized on a regular basis by the Company’s CODM to evaluate performance and allocate resources. In identifying the Company’s reportable segments, the Company considers economic characteristics, as well as products, customers, sales growth potential and long-term profitability. As such, the Company configured its operations into the following four reportable segments, each reflecting the different financial missions, cultural profiles and focal points appropriate for these four reportable segments:

·                  JUICY COUTURE segment – consists of the specialty retail, outlet, concession, wholesale apparel, wholesale non-apparel (including accessories, jewelry and handbags), e-commerce and licensing operations of the JUICY COUTURE brand.

·                  KATE SPADE segment – consists of the specialty retail, outlet, wholesale apparel, wholesale non-apparel, e-commerce and licensing operations of the KATE SPADE and JACK SPADE brands.

·                  LUCKY BRAND segment – consists of the specialty retail, outlet, wholesale apparel, wholesale non-apparel, e-commerce and licensing operations of LUCKY BRAND.

·                Adelington Design Group & Other segment – consists of: (i) exclusive arrangements to supply jewelry for the DANA BUCHMAN, LIZ CLAIBORNE and MONET brands; (ii) the wholesale non-apparel operations of the TRIFARI brand and licensed KENSIE brand; (iii) the wholesale apparel and wholesale non-apparel operations of the licensed LIZWEAR brand and other brands; and (iv) the licensed LIZ CLAIBORNE NEW YORK brand.

As discussed in Note 1 – Basis of Presentation, on October 31, 2011, the Company completed the sale of 81.25% of its global MEXX business, which was represented by the Company’s former International-Based Direct Brands reportable segment. The operating loss associated with the Company’s former International-Based Direct Brands segment included allocated corporate expenses that could not be reported as discontinued operations and are reflected in the Company’s 2011 segment results.

The Company’s Chief Executive Officer has been identified as the CODM. The CODM evaluates performance and allocates resources based primarily on the operating income of each reportable segment. The accounting policies of the Company’s reportable segments are the same as those described in Note 1 – Basis of Presentation. There are no inter-segment sales or transfers. The Company also presents its results on a geographic basis based on selling location, between Domestic (wholesale customers, Company-owned specialty retail and outlet stores located in the United States and e-commerce sites) and International (wholesale customers and Company-owned specialty retail, outlet and concession stores located outside of the United States). The Company, as licensor, also licenses to third parties the right to produce and market products bearing certain Company-owned trademarks; the resulting royalty income is included within the results of the associated segment.

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Nine Months Ended September 29, 2012 (39 weeks)
JUICY COUTURE	$344,984	33.9%	$(45,899)	(13.3	) %
LUCKY BRAND	324,245	31.8%	(30,083)	(9.3	) %
KATE SPADE	289,216	28.4%	14,748	5.1%
Adelington Design Group & Other	60,116	5.9%	(9,532)	(15.9	) %
Totals	$1,018,561	100.0%	$(70,766)	(6.9	) %

Nine Months Ended October 1, 2011 (39 weeks)
JUICY COUTURE	$369,906	34.5%	$(17,420)	(4.7	) %
LUCKY BRAND	281,298	26.3%	(34,092)	(12.1	) %
KATE SPADE	202,769	18.9%	7,381	3.6%
International-Based Direct Brands	--	--%	(8,963)	--%
Adelington Design Group & Other	217,685	20.3%	(13,341)	(6.1	) %
Totals	$1,071,658	100.0%	$(66,435)	(6.2	) %

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Three Months Ended September 29, 2012 (13 weeks)
JUICY COUTURE	$129,837	35.6%	$(8,139)	(6.3	) %
LUCKY BRAND	111,797	30.7%	(3,249)	(2.9	) %
KATE SPADE	101,880	27.9%	8,324	8.2%
Adelington Design Group & Other	21,042	5.8%	2,783	13.2%
Totals	$364,556	100.0%	$(281)	(0.1	) %

Three Months Ended October 1, 2011 (13 weeks)
JUICY COUTURE	$137,435	36.1%	$2,157	1.6%
LUCKY BRAND	100,676	26.4%	(7,838)	(7.8	) %
KATE SPADE	75,386	19.8%	4,060	5.4%
International-Based Direct Brands	--	--%	(3,110)	--%
Adelington Design Group & Other	67,196	17.7%	(931)	(1.4	) %
Totals	$380,693	100.0%	$(5,662)	(1.5	) %

GEOGRAPHIC DATA:

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Nine Months Ended September 29, 2012 (39 weeks)
Domestic	$972,921	95.5%	$(61,464)	(6.3	) %
International	45,640	4.5%	(9,302)	(20.4	) %
Totals	$1,018,561	100.0%	$(70,766)	(6.9	) %

Nine Months Ended October 1, 2011 (39 weeks)
Domestic	$1,025,900	95.7%	$(77,968)	(7.6	) %
International	45,758	4.3%	11,533	25.2%
Totals	$1,071,658	100.0%	$(66,435)	(6.2	) %

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Three Months Ended September 29, 2012 (13 weeks)
Domestic	$344,147	94.4%	$(394)	(0.1	) %
International	20,409	5.6%	113	0.6%
Totals	$364,556	100.0%	$(281)	(0.1	) %

Three Months Ended October 1, 2011 (13 weeks)
Domestic	$363,550	95.5%	$(9,442)	(2.6	) %
International	17,143	4.5%	3,780	22.1%
Totals	$380,693	100.0%	$(5,662)	(1.5	) %

There were no significant changes in segment assets during the nine and three months ended September 29, 2012.

DERIVATIVE INSTRUMENTS	9 Months Ended
Sep. 29, 2012
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

15.    DERIVATIVE INSTRUMENTS

In order to reduce exposures related to changes in foreign currency exchange rates, the Company previously utilized foreign currency collars, forward contracts and swap contracts for the purpose of hedging the specific exposure to variability in forecasted cash flows associated primarily with inventory purchases mainly by the Company’s European and Canadian entities, substantially all of which related to the global MEXX business. As of September 29, 2012, December 31, 2011 and October 1, 2011, the Company had no significant outstanding forward contracts.

The following table summarizes the fair value and presentation in the Condensed Consolidated Financial Statements for derivatives designated as hedging instruments and derivatives not designated as hedging instruments:

The following table summarizes the effect of foreign currency exchange contracts on the Condensed Consolidated Financial Statements:

In thousands	Amount of Gain or (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective and Ineffective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective Portion)	Amount of Gain or (Loss) Recognized in Operations on Derivative (Ineffective Portion)
Nine months ended October 1, 2011	$(4,192)	Discontinued operations, net of income taxes	$(4,535)	$164
Three months ended October 1, 2011	2,447	Discontinued operations, net of income taxes	(2,478)	(6)

The Company hedged its net investment position in certain euro-denominated functional currency subsidiaries by designating a portion of the outstanding Euro Notes as the hedging instrument in a net investment hedge. To the extent the hedge was effective, related foreign currency translation gains and losses were recorded within Other comprehensive loss. Translation gains and losses related to the ineffective portion of the hedge were recognized in current operations within Other income (expense), net.

As of October 1, 2011, the Company dedesignated an aggregate 131.5 million euro of its outstanding Euro Notes as a hedge of its net investment in certain euro-denominated functional currency subsidiaries.

In connection with the sale of an 81.25% interest in the global MEXX business on October 31, 2011, the Company dedesignated the remaining amount of the Euro Notes that had been previously designated as a hedge of the Company’s net investment in certain euro-denominated functional currency subsidiaries. Accordingly, all foreign currency transaction gains or losses related to the remaining Euro Notes were recorded in earnings beginning on November 1, 2011 until the Euro Notes were fully repurchased by the Company in the third quarter of 2012.

The Company recognized the following foreign currency translation gains (losses) related to the net investment hedge:

	Nine Months Ended	Three Months Ended
In thousands	October 1, 2011 (39 weeks)	October 1, 2011 (13 weeks)
Effective portion recognized within Accumulated OCI	$(3,357)	$10,253
Ineffective portion recognized within Other income (expense), net	(10,924)	14,976

Also, as a result of the sale of an 81.25% interest in the global MEXX business, the Company’s net investment in certain euro-denominated functional currency subsidiaries was substantially liquidated, and the cumulative translation adjustment recognized on the Company’s Euro Notes through October 31, 2011 was written off.

The Company occasionally uses short-term foreign currency forward contracts to manage currency risk associated with certain expected transactions. In order to mitigate the exposure related to the Tender Offer, the Company entered into forward contracts to sell $182.0 million for 128.0 million euro, which settled in the second quarter of 2011. During the second quarter of 2011, the Company entered into forward contracts designated as non-hedging derivative instruments maturing in July 2011 to sell $15.7 million for 11.0 million euro. The transaction gains of $2.5 million related to these derivative instruments were reflected within Other income (expense), net for the nine months ended October 1, 2011.

SHARE-BASED COMPENSATION	9 Months Ended
Sep. 29, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16.    SHARE-BASED COMPENSATION

The Company recognizes the cost of all employee share-based awards on a straight-line attribution basis over their respective vesting periods, net of estimated forfeitures.

The Company issues stock options and restricted shares as well as shares with performance features to employees under share-based compensation plans. Stock options are issued at the current market price, have a three-year vesting period and a contractual term of 7-10 years. In March 2012, the Company’s Compensation Committee approved the accelerated vesting of a former executive officer’s unvested 2010 and 2011 semiannual option grants, as well as his sign-on restricted stock and special retention stock awards, upon his separation from the Company.

Compensation expense for restricted shares, including shares with performance features, is measured at fair value on the date of grant based on the number of shares granted and the quoted market price of the Company’s common stock. Such value is recognized as expense over the vesting period of the award, net of estimated forfeitures.

Compensation expense for restricted share units with performance features and a market condition is measured at fair value, subject to the market condition on the date of grant and based on the number of shares expected to vest subject to the performance condition. Such value is recognized as expense over the vesting period of the award, net of estimated forfeitures.

Compensation expense related to the Company’s share-based payment awards totaled $7.2 million and $4.1 million for the nine months ended September 29, 2012 and October 1, 2011 and $1.6 million and $0.7 million for the three months ended September 29, 2012 and October 1, 2011, respectively.

Stock Options

The Company utilizes the Binomial lattice pricing model to estimate the fair value of options granted. The Company believes this model provides the best estimate of fair value due to its ability to incorporate inputs that change over time, such as volatility and interest rates and to allow for actual exercise behavior of option holders.

	Nine Months Ended
Valuation Assumptions:	September 29, 2012	October 1, 2011
Weighted-average fair value of options granted	$5.99	$2.73
Expected volatility	63.3%	73.0%
Weighted-average volatility	63.3%	65.7%
Expected term (in years)	5.1	5.1
Dividend yield	—	—
Risk-free rate	0.2% to 3.8%	0.1% to 4.1%
Expected annual forfeiture	13.5%	12.0%

Expected volatilities are based on a term structure of implied volatility, which assumes changes in volatility over the life of an option. The Company utilizes historical optionee behavioral data to estimate the option exercise and termination rates that are used in the valuation model. The expected term represents an estimate of the period of time options are expected to remain outstanding. The expected term provided in the above table represents an option weighted-average expected term based on the estimated behavior of distinct groups of employees who received options in 2012 and 2011. The range of risk-free rates is based on a forward curve of interest rates at the time of option grant.

A summary of award activity under stock option plans as of September 29, 2012 and changes therein during the nine month period then ended are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at December 31, 2011	7,002,238	$11.22	4.7	$19,206
Granted	535,000	11.38
Exercised	(1,305,525)	4.63		9,732
Cancelled/expired	(364,388)	20.13
Outstanding at September 29, 2012	5,867,325	$12.14	4.2	$30,592

Vested or expected to vest at September 29, 2012	5,547,039	$12.42	4.1	$28,854

Exercisable at September 29, 2012	3,412,325	$15.97	3.3	$15,931

As of September 29, 2012, there were approximately 2.5 million nonvested stock options. The weighted average grant date fair value per award for nonvested stock options was $3.58.

As of September 29, 2012, there was $6.6 million of total unrecognized compensation cost related to nonvested stock options granted under the Company’s stock option plans. That expense is expected to be recognized over a weighted average period of 1.5 years. The total fair value of shares vested during the nine month periods ended September 29, 2012 and October 1, 2011 was $4.0 million and $3.4 million, respectively.

Restricted Stock

In 2012, the Company granted 535,000 performance share units with a two year performance period and a three year service period, subject to a market condition adjustment, to a group of key executives. The performance criteria include certain earnings metrics for consecutive periods through December 2013 with the number of shares to be earned ranging from 0 to 150% of the target amount. At December 31, 2014, the total units earned, if any, will be adjusted by applying a modifier, ranging from 50%-150%. The amount of such modifier will be determined by comparing the Company’s total shareholder return (“TSR”) to the relative TSR of the S&P SmallCap 600 companies over the three year period, where the Company’s TSR is based on the change in its stock price.

The fair value for the performance share units granted is calculated using the Monte Carlo simulation model for the TSR modifier market condition. For the nine months ended September 29, 2012, the following assumptions were used in determining fair value:

Nine Months Ended
Valuation Assumptions:	September 29, 2012
Weighted-average fair value	$12.18
Historic volatility	76.4%
Expected term (in years)	2.86
Dividend yield	--
Risk-free rate	0.41%
Expected annual forfeiture	13.5%

A summary of award activity under restricted stock plans as of September 29, 2012 and changes therein during the nine month period then ended are as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested stock at December 31, 2011 (a)	1,570,101	$6.23
Granted (b)	706,100	11.91
Vested	(322,142)	6.54
Cancelled	(252,425)	6.68
Nonvested stock at September 29, 2012 (a)(b)	1,701,634	$8.46

Expected to vest as of September 29, 2012	697,107	$8.97

(a)	Includes performance shares granted to a group of key executives with certain performance conditions measured through July 2013.
(b)	Includes performance shares granted to a group of key executives with certain performance conditions measured through December 2013 and a market and service condition through December 2014.

As of September 29, 2012, there was $3.7 million of total unrecognized compensation cost related to nonvested stock awards granted under restricted stock plans. That expense is expected to be recognized over a weighted average period of 2.4 years. The total fair value of shares vested during the nine month periods ended September 29, 2012 and October 1, 2011 was $2.3 million and $1.9 million, respectively.

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION	9 Months Ended
Sep. 29, 2012
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

17.          SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

On April 7, 2011 and June 8, 2012, the Company completed its offerings of Senior Notes. The Senior Notes are jointly and severally, fully and unconditionally guaranteed on a senior secured basis by certain of the Company’s current and future domestic subsidiaries, each of which is 100% owned by Fifth & Pacific Companies, Inc. (the “Parent Company Issuer”). The Senior Notes and the guarantees are secured on a first-priority basis by a lien on certain of the Company’s trademarks and on a second-priority basis by the other assets of the Company and of the guarantors that secure the Company’s Amended Facility.

The following tables present the Condensed Consolidating Balance Sheets of the Parent Company Issuer, its guarantor subsidiaries and its non-guarantor subsidiaries as of September 29, 2012, December 31, 2011 and October 1, 2011, the Condensed Consolidating Statements of Operations for the nine and three months ended September 29, 2012 and October 1, 2011, the Condensed Consolidating Statements of Comprehensive Loss for the nine and three months ended September 29, 2012 and October 1, 2011 and the Condensed Consolidating Statements of Cash Flows for the nine months ended September 29, 2012 and October 1, 2011.

The accompanying condensed consolidating financial information has been prepared and presented pursuant to SEC Regulation S-X Rule 3-10 and Article 10. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the guarantor or non-guarantor subsidiaries operated as independent entities.

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.
Assets
Current Assets:
Cash and cash equivalents	$18,035	$2,086	$11,170	$(70)	$31,221
Accounts receivable - trade, net	3,704	113,814	9,137	-	126,655
Inventories, net	807	232,406	12,365	-	245,578
Deferred income taxes	-	-	170	-	170
Intercompany receivable	-	3,953	-	(3,953)	-
Other current assets	17,879	22,839	7,199	-	47,917
Total current assets	40,425	375,098	40,041	(4,023)	451,541

Property and Equipment, Net	13,916	191,106	19,565	-	224,587
Goodwill and Intangibles, Net	-	115,674	2,523	-	118,197
Investments in Consolidated Subsidiaries	323,404	27,983	-	(351,387)	-
Intercompany Receivable	2,106	-	-	(2,106)	-
Other Assets	11,755	18,317	18,955	-	49,027
Total Assets	$391,606	$728,178	$81,084	$(357,516)	$843,352

Liabilities and Stockholders’ (Deficit) Equity
Current Liabilities:
Short-term borrowings	$4,681	$-	$-	$-	$4,681
Convertible Senior Notes	28,687	-	-	-	28,687
Accounts payable	10,127	152,018	6,774	(70)	168,849
Intercompany payable	9,457	-	99,270	(108,727)	-
Accrued expenses	95,339	113,847	5,815	-	215,001
Income taxes payable	-	-	794	-	794
Deferred income taxes	-	-	16	-	16
Total current liabilities	148,291	265,865	112,669	(108,797)	418,028

Long-Term Debt	384,841	-	-	-	384,841
Intercompany Payable	-	-	17,262	(17,262)	-
Other Non-Current Liabilities	50,672	153,849	12,436	-	216,957
Deferred Income Taxes	-	15,260	464	-	15,724
Commitments and Contingencies
Total Stockholders’ (Deficit) Equity	(192,198)	293,204	(61,747)	(231,457)	(192,198)
Total Liabilities and Stockholders’ (Deficit) Equity	$391,606	$728,178	$81,084	$(357,516)	$843,352

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.
Assets
Current Assets:
Cash and cash equivalents	$144,783	$20,302	$15,016	$(165)	$179,936
Accounts receivable - trade, net	118	106,253	13,180	-	119,551
Inventories, net	-	184,109	9,234	-	193,343
Deferred income taxes	-	-	165	-	165
Other current assets	25,353	27,347	6,050	-	58,750
Total current assets	170,254	338,011	43,645	(165)	551,745

Property and Equipment, Net	43,123	176,967	18,574	-	238,664
Goodwill and Intangibles, Net	-	116,306	2,567	-	118,873
Investments in Consolidated Subsidiaries	315,151	60,482	-	(375,633)	-
Intercompany Receivable	-	2,290	-	(2,290)	-
Other Assets	8,645	18,106	13,971	-	40,722
Total Assets	$537,173	$712,162	$78,757	$(378,088)	$950,004

Liabilities and Stockholders’ (Deficit) Equity
Current Liabilities:
Short-term borrowings	$4,476	$-	$-	$-	$4,476
Convertible Senior Notes	60,270	-	-	-	60,270
Accounts payable	18,213	112,583	13,429	(165)	144,060
Intercompany payable	25,117	1,668	72,819	(99,604)	-
Accrued expenses	78,502	125,810	13,034	-	217,346
Income taxes payable	-	195	610	-	805
Deferred income taxes	-	-	16	-	16
Total current liabilities	186,578	240,256	99,908	(99,769)	426,973

Long-Term Debt	381,569	-	-	-	381,569
Intercompany Payable	-	-	16,912	(16,912)	-
Other Non-Current Liabilities	78,012	145,607	13,077	-	236,696
Deferred Income Taxes	-	13,300	452	-	13,752
Commitments and Contingencies
Total Stockholders’ (Deficit) Equity	(108,986)	312,999	(51,592)	(261,407)	(108,986)
Total Liabilities and Stockholders’ (Deficit) Equity	$537,173	$712,162	$78,757	$(378,088)	$950,004

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.
Assets
Current Assets:
Cash and cash equivalents	$3,681	$6,630	$5,087	$(3,641)	$11,757
Accounts receivable - trade, net	7	139,712	9,869	-	149,588
Inventories, net	-	245,635	10,158	-	255,793
Deferred income taxes	-	-	118	-	118
Intercompany receivable	6,882	-	-	(6,882)	-
Other current assets	26,738	24,495	8,348	-	59,581
Assets held for sale	177,112	38,460	227,614	(215,572)	227,614
Total current assets	214,420	454,932	261,194	(226,095)	704,451

Property and Equipment, Net	45,083	191,009	18,520	-	254,612
Goodwill and Intangibles, Net	-	140,172	13,661	-	153,833
Deferred Income Taxes	-	-	487	-	487
Investments in Consolidated Subsidiaries	197,113	41,500	-	(238,613)	-
Intercompany Receivable	22,910	2,269	-	(25,179)	-
Other Assets	11,331	17,308	1,984	-	30,623
Total Assets	$490,857	$847,190	$295,846	$(489,887)	$1,144,006

Liabilities and Stockholders’ (Deficit) Equity
Current Liabilities:
Short-term borrowings	$148,155	$-	$-	$-	$148,155
Convertible Senior Notes	77,386	-	-	-	77,386
Accounts payable	26,327	129,352	2,709	(3,641)	154,747
Intercompany payable	-	10,728	187,386	(198,114)	-
Accrued expenses	78,349	96,194	10,622	-	185,165
Income taxes payable	-	-	2,402	-	2,402
Deferred income taxes	-	4,715	-	-	4,715
Liabilities held for sale	-	-	444,759	(215,572)	229,187
Total current liabilities	330,217	240,989	647,878	(417,327)	801,757

Long-Term Debt	521,722	-	-	-	521,722
Intercompany Payable	-	-	39,801	(39,801)	-
Other Non-Current Liabilities	58,903	146,249	16,342	-	221,494
Deferred Income Taxes	-	18,620	398	-	19,018
Commitments and Contingencies
Total Stockholders’ (Deficit) Equity	(419,985)	441,332	(408,573)	(32,759)	(419,985)
Total Liabilities and Stockholders’ (Deficit) Equity	$490,857	$847,190	$295,846	$(489,887)	$1,144,006

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Nine Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$18,401	$954,520	$45,640	$-	$1,018,561
Cost of goods sold	12,379	412,685	20,556	-	445,620
Gross Profit	6,022	541,835	25,084	-	572,941
Selling, general & administrative expenses	2,971	605,084	35,652	-	643,707
Operating Income (Loss)	3,051	(63,249)	(10,568)	-	(70,766)
Other income, net	943	117	419	-	1,479
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(78,616)	(7,865)	-	86,481	-
Loss on extinguishment of debt, net	(8,669)	-	-	-	(8,669)
Interest expense, net	(37,362)	(72)	(402)	-	(37,836)
(Loss) Income Before Provision for Income Taxes	(120,653)	(71,069)	(10,551)	86,481	(115,792)
Provision for income taxes	21	4,167	694	-	4,882
(Loss) Income from Continuing Operations	(120,674)	(75,236)	(11,245)	86,481	(120,674)
Discontinued operations, net of income taxes	705	(6,093)	(5,477)	-	(10,865)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(11,570)	2,737	-	8,833	-
Net (Loss) Income	$(131,539)	$(78,592)	$(16,722)	$95,314	$(131,539)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Nine Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(131,539)	$(78,592)	$(16,722)	$95,314	$(131,539)

Other Comprehensive Income (Loss), Net of Income Taxes	70	(367)	(47)	414	70
Comprehensive (Loss) Income	$(131,469)	$(78,959)	$(16,769)	$95,728	$(131,469)

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Nine Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$53,565	$972,043	$46,050	$-	$1,071,658
Cost of goods sold	41,762	442,325	18,671	-	502,758
Gross Profit	11,803	529,718	27,379	-	568,900
Selling, general & administrative expenses	214,835	574,480	55,567	(210,361)	634,521
Impairment of intangible assets	-	655	159	-	814
Operating (Loss) Income	(203,032)	(45,417)	(28,347)	210,361	(66,435)
Other (expense) income, net	(9,683)	151	2,455	-	(7,077)
Equity in earnings (losses) of consolidated subsidiaries - continuing operations	151,562	17,689	-	(169,251)	-
Gain on sale of trademarks, net	-	15,600	-	-	15,600
Gain on extinguishment of debt, net	6,547	-	-	-	6,547
Interest (expense) income, net	(44,451)	3,952	(2,409)	-	(42,908)
(Loss) Income Before Provision (Benefit) for Income Taxes	(99,057)	(8,025)	(28,301)	41,110	(94,273)
Provision (benefit) for income taxes	821	5,961	(1,177)	-	5,605
(Loss) Income from Continuing Operations	(99,878)	(13,986)	(27,124)	41,110	(99,878)
Discontinued operations, net of income taxes	158,678	16,303	(475,978)	-	(300,997)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(459,675)	(466,584)	-	926,259	-
Net (Loss) Income	$(400,875)	$(464,267)	$(503,102)	$967,369	$(400,875)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Nine Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(400,875)	$(464,267)	$(503,102)	$967,369	$(400,875)

Other Comprehensive (Loss) Income, Net of Income Taxes	(1,950)	15,917	15,965	(31,882)	(1,950)
Comprehensive (Loss) Income	$(402,825)	$(448,350)	$(487,137)	$935,487	$(402,825)

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Three Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$8,423	$335,724	$20,409	$-	$364,556
Cost of goods sold	4,818	147,005	9,616	-	161,439
Gross Profit	3,605	188,719	10,793	-	203,117
Selling, general & administrative expenses	1,088	191,215	11,095	-	203,398
Operating Income (Loss)	2,517	(2,496)	(302)	-	(281)
Other expense, net	(126)	(433)	(479)	-	(1,038)
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(5,674)	(2,458)	-	8,132	-
Loss on extinguishment of debt, net	(3,023)	-	-	-	(3,023)
Interest (expense) income, net	(13,132)	33	(129)	-	(13,228)
(Loss) Income Before (Benefit) Provision for Income Taxes	(19,438)	(5,354)	(910)	8,132	(17,570)
(Benefit) provision for income taxes	(45)	1,627	241	-	1,823
(Loss) Income from Continuing Operations	(19,393)	(6,981)	(1,151)	8,132	(19,393)
Discontinued operations, net of income taxes	972	56	(436)	-	592
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(380)	2,926	-	(2,546)	-
Net (Loss) Income	$(18,801)	$(3,999)	$(1,587)	$5,586	$(18,801)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Three Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(18,801)	$(3,999)	$(1,587)	$5,586	$(18,801)

Other Comprehensive Income (Loss), Net of Income Taxes	133	315	338	(653)	133
Comprehensive (Loss) Income	$(18,668)	$(3,684)	$(1,249)	$4,933	$(18,668)

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Three Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$14,004	$349,545	$17,144	$-	$380,693
Cost of goods sold	11,112	155,115	7,629	-	173,856
Gross Profit	2,892	194,430	9,515	-	206,837
Selling, general & administrative expenses	164,021	210,556	47,469	(210,361)	211,685
Impairment of intangible assets	-	655	159	-	814
Operating (Loss) Income	(161,129)	(16,781)	(38,113)	210,361	(5,662)
Other income (expense), net	16,242	(123)	699	-	16,818
Equity in earnings (losses) of consolidated subsidiaries - continuing operations	170,036	5,755	-	(175,791)	-
Gain on sale of trademarks, net	-	15,600	-	-	15,600
Interest (expense) income, net	(18,126)	4,241	(1,949)	-	(15,834)
Income (Loss) Before Provision for Income Taxes	7,023	8,692	(39,363)	34,570	10,922
Provision for income taxes	20	2,356	1,543	-	3,919
Income (Loss) from Continuing Operations	7,003	6,336	(40,906)	34,570	7,003
Discontinued operations, net of income taxes	160,805	22,722	(405,164)	-	(221,637)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(382,442)	(402,747)	-	785,189	-
Net (Loss) Income	$(214,634)	$(373,689)	$(446,070)	$819,759	$(214,634)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Three Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(214,634)	$(373,689)	$(446,070)	$819,759	$(214,634)

Other Comprehensive Income (Loss), Net of Income Taxes	5,042	16,635	(995)	(15,640)	5,042
Comprehensive (Loss) Income	$(209,592)	$(357,054)	$(447,065)	$804,119	$(209,592)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Nine Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net cash (used in) provided by operating activities	$(8,735)	$(51,286)	$(27,355)	$95	$(87,281)

Cash Flows from Investing Activities:
Purchases of property and equipment	(3,080)	(45,042)	(7,058)	-	(55,180)
Payments for in-store merchandise shops	-	(1,477)	(290)	-	(1,767)
Investments in and advances to equity investees	-	-	(5,000)	-	(5,000)
(Increase) decrease in investments in and advances to consolidated subsidiaries	(96,691)	82,501	14,190	-	-
Other, net	(483)	557	162	-	236
Net cash (used in) provided by investing activities	(100,254)	36,539	2,004	-	(61,711)

Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	113,389	-	-	-	113,389
Repayment of borrowings under revolving credit agreement	(113,389)	-	-	-	(113,389)
Proceeds from issuance of Senior Secured Notes	164,540	-	-	-	164,540
(Decrease) increase in intercompany loans	(17,766)	(3,331)	21,097	-	-
Repayment of Euro Notes	(158,027)	-	-	-	(158,027)
Principal payments under capital lease obligations	(3,331)	-	-	-	(3,331)
Proceeds from exercise of stock options	6,049	-	-	-	6,049
Payment of deferred financing fees	(6,064)	-	-	-	(6,064)
Net cash (used in) provided by financing activities	(14,599)	(3,331)	21,097	-	3,167

Effect of Exchange Rate Changes on Cash and Cash Equivalents	(3,160)	(138)	408	-	(2,890)

Net Change in Cash and Cash Equivalents	(126,748)	(18,216)	(3,846)	95	(148,715)
Cash and Cash Equivalents at Beginning of Period	144,783	20,302	15,016	(165)	179,936
Cash and Cash Equivalents at End of Period	$18,035	$2,086	$11,170	$(70)	$31,221

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Nine Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net cash provided by (used in) operating activities	$207,008	$(276,214)	$(79,218)	$4,879	$(143,545)

Cash Flows from Investing Activities:
Purchases of property and equipment	(30,932)	(22,148)	(4,465)	-	(57,545)
Net proceeds from dispositions	-	15,600	-	-	15,600
Payments for in-store merchandise shops	-	(1,748)	(499)	-	(2,247)
Investments in and advances to equity investees	-	(6)	-	-	(6)
(Increase) decrease in investments in and advances to consolidated subsidiaries	(174,578)	163,183	11,395	-	-
Other, net	(10)	(289)	669	-	370
Net cash provided by (used in) investing activities of discontinued operations	-	2,388	(14,474)	-	(12,086)
Net cash (used in) provided by investing activities	(205,520)	156,980	(7,374)	-	(55,914)

Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	602,022	-	-	-	602,022
Repayment of borrowings under revolving credit agreement	(480,091)	-	-	-	(480,091)
Proceeds from issuance of Senior Secured Notes	220,094	-	-	-	220,094
(Decrease) increase in intercompany loans	(151,413)	138,472	12,941	-	-
Repayment of Euro Notes	(178,333)	-	-	-	(178,333)
Principal payments under capital lease obligations	(3,138)	-	-	-	(3,138)
Proceeds from exercise of stock options	25	-	-	-	25
Payment of deferred financing fees	(8,370)	-	(135)	-	(8,505)
Other, net	(806)	-	-	-	(806)
Net cash provided by financing activities of discontinued operations	-	-	45,292	-	45,292
Net cash (used in) provided by financing activities	(10)	138,472	58,098	-	196,560

Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1,219)	(16,814)	20,783	-	2,750

Net Change in Cash and Cash Equivalents	259	2,424	(7,711)	4,879	(149)
Cash and Cash Equivalents at Beginning of Period	3,422	4,206	23,606	(8,520)	22,714
Cash and Cash Equivalents at End of Period	3,681	6,630	15,895	(3,641)	22,565
Less: Cash and Cash Equivalents Held for Sale	-	-	10,808	-	10,808
Cash and Cash Equivalents	$3,681	$6,630	$5,087	$(3,641)	$11,757

BASIS OF PRESENTATION (Policies)	9 Months Ended
Sep. 29, 2012
BASIS OF PRESENTATION
PRINCIPLES OF CONSOLIDATION	PRINCIPLES OF CONSOLIDATION The Condensed Consolidated Financial Statements include the accounts of the Company. All inter-company balances and transactions have been eliminated in consolidation.
USE OF ESTIMATES AND CRITICAL ACCOUNTING POLICIES

USE OF ESTIMATES AND CRITICAL ACCOUNTING POLICIES

The Company’s critical accounting policies are those that are most important to the portrayal of its financial condition and results of operations in conformity with US GAAP. These critical accounting policies are applied in a consistent manner. The Company’s critical accounting policies are summarized in Note 1 of Notes to Consolidated Financial Statements included in its Annual Report on Form 10-K for the fiscal year ended December 31, 2011.

The application of critical accounting policies requires that the Company make estimates and assumptions about future events and apply judgments that affect the reported amounts of revenues and expenses. Estimates by their nature are based on judgments and available information. Therefore, actual results could materially differ from those estimates under different assumptions and conditions. The Company continues to monitor the critical accounting policies to ensure proper application of current rules and regulations. During the third quarter of 2012, there were no significant changes in the critical accounting policies discussed in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In May 2011, new accounting guidance on fair value measurements was issued, which requires updates to fair value measurement disclosures to conform US GAAP and International Financial Reporting Standards. This guidance includes additional disclosure requirements about Level 3 fair value measurements and is effective for interim and annual periods beginning after December 15, 2011. The adoption of the new guidance did not affect the Company’s financial position, results of operations or cash flows, but required additional disclosure (see Note 9 – Fair Value Measurements).

DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 29, 2012
DISCONTINUED OPERATIONS
Schedule of components of Assets held for sale and Liabilities held for sale

In thousands	October 1, 2011
Assets held for sale:
Cash and cash equivalents	$10,808
Accounts receivable – trade, net	74,457
Inventories, net	108,135
Other assets	34,214
Assets held for sale	$227,614
Liabilities held for sale:
Short-term borrowings	$45,138
Accounts payable	67,284
Accrued expenses	89,496
Deferred income taxes	15,447
Other liabilities	11,822
Liabilities held for sale	$229,187

Summary of condensed consolidated statement of operations data for discontinued operations

	Nine Months Ended		Three Months Ended
	September 29, 2012 (39 Weeks)	October 1, 2011 (39 Weeks)	September 29, 2012 (13 Weeks)	October 1, 2011 (13 Weeks)
In thousands
Net sales	$1,615	$618,590	$(159)	$228,224

Loss before (benefit) provision for income taxes	$(4,837)	$(90,166)	$(364)	$(22,370)
(Benefit) provision for income taxes	(1,867)	3,502	20	2,461
Loss from discontinued operations, net of income taxes	$(2,970)	$(93,668)	$(384)	$(24,831)

(Loss) income on disposal of discontinued operations, net of income taxes	$(7,895)	$(207,329)	$976	$(196,806)

STOCKHOLDERS' DEFICIT (Tables)	9 Months Ended
Sep. 29, 2012
STOCKHOLDERS' DEFICIT
Schedule of activity in the capital in excess of par value, retained earnings and common stock in treasury, at cost and noncontrolling accounts

In thousands	Capital in Excess of Par Value	Retained Earnings	Common Stock in Treasury, at Cost
Balance as of December 31, 2011	$302,330	$1,246,063	$(1,827,892)
Net loss	--	(131,539)	--
Exercise of stock options	(10,642)	(2,197)	18,888
Restricted shares issued, net of cancellations and shares withheld for taxes	(3,951)	(142)	2,772
Share-based compensation	7,157	--	--
Dividend equivalent units vested	--	(2)	2
Exchange of Convertible Senior Notes, net	(147,757)	(17,762)	201,891
Balance as of September 29, 2012	$147,137	$1,094,421	$(1,604,339)

In thousands	Capital in Excess of Par Value	Retained Earnings	Common Stock in Treasury, at Cost	Noncontrolling Interest
Balance as of January 1, 2011	$331,808	$1,417,785	$(1,883,898)	$2,489
Net loss	--	(400,875)	--	--
Exercise of stock options	(26)	--	51	--
Restricted shares issued, net of cancellations and shares withheld for taxes	180	--	(34)	--
Share-based compensation	4,427	--	--	--
Dividend equivalent units vested	(392)	(14)	329	--
Tendered subsidiary shares for noncontrolling interest (a)	2,489	--	--	(2,489)
Balance as of October 1, 2011	$338,486	$1,016,896	$(1,883,552)	$--

(a)

The Company acquired 85.0% of the equity of Lucky Brand Dungarees, Inc. (“Lucky Brand”) on June 8, 1999 and 12.7% of the remaining equity of Lucky Brand from 2005 to 2010. The aggregate purchase price for the remaining 2.3% of the original shares consisted of a payment made in 2008 that was based on a multiple of Lucky Brand’s 2007 earnings and a 2011 contingent payment based on a multiple of Lucky Brand’s 2010 earnings, net of the 2008 payment. Based on Lucky Brand’s 2010 earnings, no final payment was required, and LUCKY BRAND became a wholly-owned subsidiary in January 2011.

Schedule of accumulated other comprehensive loss

In thousands	September 29, 2012	December 31, 2011	October 1, 2011
Cumulative translation adjustment, net of income taxes of $0, $0 and $(671), respectively	$(5,855)	$(6,084)	$(65,823)
Unrealized losses on cash flow hedging derivatives, net of income taxes of $0, $0 and $159, respectively	--	--	(2,606)
Unrealized gains on available-for-sale securities, net of income taxes of $0	1	160	177
Accumulated other comprehensive loss, net of income taxes	$(5,854)	$(5,924)	$(68,252)

INVENTORIES, NET (Tables)	9 Months Ended
Sep. 29, 2012
INVENTORIES, NET
Schedule of inventories, net

In thousands	September 29, 2012	December 31, 2011	October 1, 2011
Raw materials and work in process	$195	$230	$1,138
Finished goods	245,383	193,113	254,655
Total inventories, net	$245,578	$193,343	$255,793

PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 29, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

In thousands	September 29, 2012	December 31, 2011	October 1, 2011
Land and buildings (a)	$48,893	$72,009	$73,125
Machinery and equipment	229,686	233,540	230,816
Furniture and fixtures	137,839	127,913	131,588
Leasehold improvements	257,969	249,734	268,934
	674,387	683,196	704,463
Less: Accumulated depreciation and amortization	449,800	444,532	449,851
Total property and equipment, net	$224,587	$238,664	$254,612

(a)

The decrease in the balance compared to October 1, 2011 primarily reflected aggregate non-cash impairment charges of $24.6 million related to the Company’s Ohio distribution center and New Jersey corporate office.

GOODWILL AND INTANGIBLES, NET (Tables)	9 Months Ended
Sep. 29, 2012
GOODWILL AND INTANGIBLES, NET
Schedule of carrying value of all intangible assets

In thousands	Weighted Average Amortization Period	September 29, 2012	December 31, 2011	October 1, 2011

Amortized intangible assets:
Gross carrying amount:
Owned trademarks	4 years	$1,479	$1,479	$1,479
Customer relationships (a)	13 years	6,439	9,478	9,918
Merchandising rights (b)	4 years	17,578	17,742	28,504
Other	4 years	2,322	2,322	2,322
Subtotal	6 years	27,818	31,021	42,223
Accumulated amortization:
Owned trademarks		(1,316)	(1,112)	(1,023)
Customer relationships		(2,927)	(5,426)	(5,152)
Merchandising rights		(12,548)	(12,837)	(22,924)
Other		(1,904)	(1,792)	(1,754)
Subtotal		(18,695)	(21,167)	(30,853)
Net:
Owned trademarks		163	367	456
Customer relationships		3,512	4,052	4,766
Merchandising rights		5,030	4,905	5,580
Other		418	530	568
Total amortized intangible assets, net		9,123	9,854	11,370

Unamortized intangible assets:
Owned trademarks (c)		107,500	107,500	140,988
Total intangible assets, net		116,623	117,354	152,358

Goodwill		1,574	1,519	1,475
Total goodwill and intangibles, net		$118,197	$118,873	$153,833

(a)	The decrease in the balance compared to October 1, 2011 primarily reflected the write-off of the customer relationships associated with the Company’s former KENSIE and MAC & JAC brands.
(b)

The decrease in the balance compared to October 1, 2011 included non-cash impairment charges within the Company’s Adelington Design Group & Other segment related to the merchandising rights of its former MONET and former licensed DKNY® Jeans brands (see Note 1 – Basis of Presentation).

(c)

The decrease in the balance compared to October 1, 2011 primarily reflected the sale of the MONET trademark rights in the US and Puerto Rico and the sale of the KENSIE, KENSIE GIRL and MAC & JAC trademarks (see Note 1 – Basis of Presentation).

Schedule of estimated amortization expense for intangible assets for the next five fiscal years
Fiscal Year	Amortization Expense
(In millions)
2012	$3.0
2013	2.5
2014	2.1
2015	1.4
2016	0.7

DEBT AND LINES OF CREDIT (Tables)	9 Months Ended
Sep. 29, 2012
DEBT AND LINES OF CREDIT
Schedule of long-term debt

In thousands	September 29, 2012	December 31, 2011	October 1, 2011

5.0% Euro Notes, due July 2013 (a)	$--	$157,139	$296,145
6.0% Convertible Senior Notes, due June 2014 (b)	28,687	60,270	77,386
10.5% Senior Secured Notes, due April 2019 (c)	384,033	220,085	220,088
Revolving credit facility	--	--	143,745
Capital lease obligations	5,489	8,821	9,899
Total debt	418,209	446,315	747,263
Less: Short-term borrowings (d)	4,681	4,476	148,155
Convertible Notes (b)(e)	28,687	60,270	77,386
Long-term debt	$384,841	$381,569	$521,722

(a)	The change in the balance of these euro-denominated notes reflected the repurchase of the remaining Euro Notes since October 1, 2011 and the impact of changes in foreign currency exchange rates.
(b)

The balance at September 29, 2012, December 31, 2011 and October 1, 2011 represented principal of $31.6 million, $69.2 million and $90.0 million, respectively and an unamortized debt discount of $2.9 million, $8.9 million and $12.6 million, respectively. The change in the balance primarily reflected the conversion of $58.4 million aggregate principal amount of Convertible Notes into 17.0 million shares of common stock since October 1, 2011.

(c)	The increase in the balance reflected the issuance of $152.0 million aggregate principal amount of Senior Secured Notes (the “Additional Notes”) at 108.25% of par value on June 8, 2012.
(d)

At October 1, 2011, the balance consisted primarily of outstanding borrowings under the Company’s amended and restated revolving credit facility and obligations under capital leases and at September 29, 2012 and December 31, 2011, the balance consisted of obligations under capital leases.

(e)	The Convertible Notes were reflected as a current liability since they were convertible at September 29, 2012, December 31, 2011 and October 1, 2011.

Schedule of availability under the entity's amended facility

As of September 29, 2012, availability under the Company’s Amended Facility was as follows:

In thousands	Total Facility (a)	Borrowing Base (a)	Outstanding Borrowings	Letters of Credit Issued	Available Capacity	Excess Capacity (b)

Revolving credit facility (a)	$350,000	$327,693	$ --	$26,480	$301,213	$256,213

(a)              Availability under the Amended Facility is the lesser of $350.0 million or a borrowing base comprised primarily of eligible accounts receivable and inventory.

(b)              Excess capacity represents available capacity reduced by the minimum required aggregate borrowing availability under the Amended Facility of $45.0 million.

FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 29, 2012
FAIR VALUE MEASUREMENTS
Schedule of non-financial assets of the Company measured at fair value on non-recurring basis

					Total Losses
	Net Carrying Value as of September 29,	Fair Value Measured and Recorded at Reporting Date Using:			Nine Months Ended September 29,	Three Months Ended September 29,
In thousands	2012	Level 1	Level 2	Level 3	2012	2012
Property and equipment	$23,687	$--	$--	$ 23,687	$27,905	$--

					Total Losses
	Net Carrying Value as of	Fair Value Measured and Recorded at Reporting Date Using:			Nine Months Ended	Three Months Ended
In thousands	October 1, 2011	Level 1	Level 2	Level 3	October 1, 2011	October 1, 2011
Property and equipment	$21,187	$--	$--	$ 21,187	$15,076	$6,318
Intangible assets	12,116	--	--	12,116	814	814

Schedule of fair values and carrying values of the Company's debt instruments

	September 29, 2012		December 31, 2011		October 1, 2011
In thousands	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value
5.0% Euro Notes, due July 2013 (a)	$--	$--	$145,491	$157,139	$269,640	$296,145
6.0% Convertible Senior Notes, due June 2014 (a)	115,374	28,687	174,397	60,270	143,837	77,386
10.5% Senior Secured Notes, due April 2019 (a)	420,128	384,033	234,850	220,085	222,429	220,088
Revolving credit facility (b)(c)	--	--	--	--	188,883	188,883

(a)             Carrying values include unamortized debt discount or premium.

(b)            Borrowings under the Amended Facility bear interest based on market rate; accordingly, its fair value approximates its carrying value.

(c)             Includes $45.1 million of MEXX outstanding borrowings reported as held for sale as of October 1, 2011.

STREAMLINING INITIATIVES (Tables)	9 Months Ended
Sep. 29, 2012
STREAMLINING INITIATIVES
Schedule of expenses associated with the Company's streamlining actions

	Nine Months Ended		Three Months Ended
In thousands	September 29, 2012 (39 Weeks)	October 1, 2011 (39 Weeks)	September 29, 2012 (13 Weeks)	October 1, 2011 (13 Weeks)
JUICY COUTURE	$14,501	$17,709	$3,062	$2,993
LUCKY BRAND	10,766	7,028	1,032	2,204
KATE SPADE	9,695	4,513	890	1,399
International-Based Direct Brands (a)	--	616	--	221
Adelington Design Group & Other	8,195	19,661	845	4,847
Total	$43,157	$49,527	$5,829	$11,664

(a)          Represents allocated corporate charges that were not reported as discontinued operations.

Summary of roll forward of liability for streamlining initiatives

In thousands	Payroll and Related Costs	Contract Termination Costs	Asset Write-Downs	Other Costs	Total
Balance at December 31, 2011	$7,416	$17,844	$--	$30,929	$56,189
2012 provision	12,143	2,696	24,608	3,710	43,157
2012 asset write-downs	--	--	(24,608)	--	(24,608)
Translation difference	38	124	--	7	169
2012 spending	(11,839)	(14,291)	--	(17,979)	(44,109)
Balance at September 29, 2012	$7,758	$6,373	$-	$16,667	$30,798

EARNINGS PER COMMON SHARE (Tables)	9 Months Ended
Sep. 29, 2012
EARNINGS PER COMMON SHARE
Schedule of computation of basic and diluted earnings per common share

	Nine Months Ended		Three Months Ended
In thousands	September 29, 2012 (39 Weeks)	October 1, 2011 (39 Weeks)	September 29, 2012 (13 Weeks)	October 1, 2011 (13 Weeks)
(Loss) income from continuing operations, basic(a)	$(120,674)	$(99,878)	$(19,393)	$7,003
Convertible Notes interest expense(b)	--	--	--	--
(Loss) income from continuing operations, diluted(a)	$(120,674)	$(99,878)	$(19,393)	$7,003

Basic weighted average shares outstanding	107,692	94,443	113,109	94,483
Stock options and nonvested shares(c)(d)	--	--	--	840
Convertible Notes(a)(b)	--	--	--	--
Diluted weighted average shares outstanding(a)(b)(c)(d)	107,692	94,443	113,109	95,323

(Loss) earnings per share:
Basic and Diluted
(Loss) income from continuing operations	$(1.12)	$(1.06)	$(0.17)	$0.07
(Loss) income from discontinued operations	$(0.10)	$(3.18)	$--	$(2.34)
Net loss	$(1.22)	$(4.24)	$(0.17)	$(2.27)

(a)

Because the Company incurred a loss from continuing operations for the nine and three months ended September 29, 2012 and nine months ended October 1, 2011, approximately 13.7 million, 8.9 million and 25.2 million potentially dilutive shares issuable upon conversion of the Convertible Notes, respectively, were considered antidilutive for such periods, and were excluded from the computation of diluted loss per share.

(b)

Interest expense of $2.3 million and approximately 25.2 million shares issuable upon conversion of the Convertible Notes were considered antidilutive and were excluded from the computation of diluted loss per share for three months ended October 1, 2011.

(c)

Excludes approximately 1.2 million and 0.8 million nonvested shares for the nine and three months ended September 29, 2012 and October 1, 2011, respectively, for which the performance criteria have not yet been achieved.

(d)

Because the Company incurred a loss from continuing operations for the nine and three months ended September 29, 2012 and nine months ended October 1, 2011, all outstanding stock options and nonvested shares are antidilutive for such periods. Accordingly, for the nine and three months ended September 29, 2012 and nine months ended October 1, 2011, approximately 5.9 million, 5.9 million and 7.6 million outstanding stock options, respectively, and approximately 0.5 million, 0.5 million and 1.0 million outstanding nonvested shares, respectively, were excluded from the computation of diluted loss per share.

SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 29, 2012
SEGMENT REPORTING
Schedule of segment reporting information, by segment

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Nine Months Ended September 29, 2012 (39 weeks)
JUICY COUTURE	$344,984	33.9%	$(45,899)	(13.3	) %
LUCKY BRAND	324,245	31.8%	(30,083)	(9.3	) %
KATE SPADE	289,216	28.4%	14,748	5.1%
Adelington Design Group & Other	60,116	5.9%	(9,532)	(15.9	) %
Totals	$1,018,561	100.0%	$(70,766)	(6.9	) %

Nine Months Ended October 1, 2011 (39 weeks)
JUICY COUTURE	$369,906	34.5%	$(17,420)	(4.7	) %
LUCKY BRAND	281,298	26.3%	(34,092)	(12.1	) %
KATE SPADE	202,769	18.9%	7,381	3.6%
International-Based Direct Brands	--	--%	(8,963)	--%
Adelington Design Group & Other	217,685	20.3%	(13,341)	(6.1	) %
Totals	$1,071,658	100.0%	$(66,435)	(6.2	) %

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Three Months Ended September 29, 2012 (13 weeks)
JUICY COUTURE	$129,837	35.6%	$(8,139)	(6.3	) %
LUCKY BRAND	111,797	30.7%	(3,249)	(2.9	) %
KATE SPADE	101,880	27.9%	8,324	8.2%
Adelington Design Group & Other	21,042	5.8%	2,783	13.2%
Totals	$364,556	100.0%	$(281)	(0.1	) %

Three Months Ended October 1, 2011 (13 weeks)
JUICY COUTURE	$137,435	36.1%	$2,157	1.6%
LUCKY BRAND	100,676	26.4%	(7,838)	(7.8	) %
KATE SPADE	75,386	19.8%	4,060	5.4%
International-Based Direct Brands	--	--%	(3,110)	--%
Adelington Design Group & Other	67,196	17.7%	(931)	(1.4	) %
Totals	$380,693	100.0%	$(5,662)	(1.5	) %

Schedule of geographic data

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Nine Months Ended September 29, 2012 (39 weeks)
Domestic	$972,921	95.5%	$(61,464)	(6.3	) %
International	45,640	4.5%	(9,302)	(20.4	) %
Totals	$1,018,561	100.0%	$(70,766)	(6.9	) %

Nine Months Ended October 1, 2011 (39 weeks)
Domestic	$1,025,900	95.7%	$(77,968)	(7.6	) %
International	45,758	4.3%	11,533	25.2%
Totals	$1,071,658	100.0%	$(66,435)	(6.2	) %

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Three Months Ended September 29, 2012 (13 weeks)
Domestic	$344,147	94.4%	$(394)	(0.1	) %
International	20,409	5.6%	113	0.6%
Totals	$364,556	100.0%	$(281)	(0.1	) %

Three Months Ended October 1, 2011 (13 weeks)
Domestic	$363,550	95.5%	$(9,442)	(2.6	) %
International	17,143	4.5%	3,780	22.1%
Totals	$380,693	100.0%	$(5,662)	(1.5	) %

DERIVATIVE INSTRUMENTS (Tables)	9 Months Ended
Sep. 29, 2012
DERIVATIVE INSTRUMENTS
Summary of effect of foreign currency exchange contracts on Condensed Consolidated Financial Statements

In thousands	Amount of Gain or (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective and Ineffective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective Portion)	Amount of Gain or (Loss) Recognized in Operations on Derivative (Ineffective Portion)
Nine months ended October 1, 2011	$(4,192)	Discontinued operations, net of income taxes	$(4,535)	$164
Three months ended October 1, 2011	2,447	Discontinued operations, net of income taxes	(2,478)	(6)

Schedule of recognized foreign currency translation gains (losses) related to net investment hedge

	Nine Months Ended	Three Months Ended
In thousands	October 1, 2011 (39 weeks)	October 1, 2011 (13 weeks)
Effective portion recognized within Accumulated OCI	$(3,357)	$10,253
Ineffective portion recognized within Other income (expense), net	(10,924)	14,976

SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 29, 2012
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used to estimate fair value of stock options granted using the Binomial lattice pricing model

	Nine Months Ended
Valuation Assumptions:	September 29, 2012	October 1, 2011
Weighted-average fair value of options granted	$5.99	$2.73
Expected volatility	63.3%	73.0%
Weighted-average volatility	63.3%	65.7%
Expected term (in years)	5.1	5.1
Dividend yield	—	—
Risk-free rate	0.2% to 3.8%	0.1% to 4.1%
Expected annual forfeiture	13.5%	12.0%

Summary of award activity under stock option plans

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at December 31, 2011	7,002,238	$11.22	4.7	$19,206
Granted	535,000	11.38
Exercised	(1,305,525)	4.63		9,732
Cancelled/expired	(364,388)	20.13
Outstanding at September 29, 2012	5,867,325	$12.14	4.2	$30,592

Vested or expected to vest at September 29, 2012	5,547,039	$12.42	4.1	$28,854

Exercisable at September 29, 2012	3,412,325	$15.97	3.3	$15,931

Schedule of valuation assumptions used to determine fair value of performance share units granted using the Monte Carlo simulation model

Nine Months Ended
Valuation Assumptions:	September 29, 2012
Weighted-average fair value	$12.18
Historic volatility	76.4%
Expected term (in years)	2.86
Dividend yield	--
Risk-free rate	0.41%
Expected annual forfeiture	13.5%

Summary of award activity under restricted stock plans

	Shares	Weighted Average Grant Date Fair Value
Nonvested stock at December 31, 2011 (a)	1,570,101	$6.23
Granted (b)	706,100	11.91
Vested	(322,142)	6.54
Cancelled	(252,425)	6.68
Nonvested stock at September 29, 2012 (a)(b)	1,701,634	$8.46

Expected to vest as of September 29, 2012	697,107	$8.97

(a)	Includes performance shares granted to a group of key executives with certain performance conditions measured through July 2013.
(b)	Includes performance shares granted to a group of key executives with certain performance conditions measured through December 2013 and a market and service condition through December 2014.

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	9 Months Ended
Sep. 29, 2012
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of condensed consolidating balance sheet

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.
Assets
Current Assets:
Cash and cash equivalents	$18,035	$2,086	$11,170	$(70)	$31,221
Accounts receivable - trade, net	3,704	113,814	9,137	-	126,655
Inventories, net	807	232,406	12,365	-	245,578
Deferred income taxes	-	-	170	-	170
Intercompany receivable	-	3,953	-	(3,953)	-
Other current assets	17,879	22,839	7,199	-	47,917
Total current assets	40,425	375,098	40,041	(4,023)	451,541

Property and Equipment, Net	13,916	191,106	19,565	-	224,587
Goodwill and Intangibles, Net	-	115,674	2,523	-	118,197
Investments in Consolidated Subsidiaries	323,404	27,983	-	(351,387)	-
Intercompany Receivable	2,106	-	-	(2,106)	-
Other Assets	11,755	18,317	18,955	-	49,027
Total Assets	$391,606	$728,178	$81,084	$(357,516)	$843,352

Liabilities and Stockholders’ (Deficit) Equity
Current Liabilities:
Short-term borrowings	$4,681	$-	$-	$-	$4,681
Convertible Senior Notes	28,687	-	-	-	28,687
Accounts payable	10,127	152,018	6,774	(70)	168,849
Intercompany payable	9,457	-	99,270	(108,727)	-
Accrued expenses	95,339	113,847	5,815	-	215,001
Income taxes payable	-	-	794	-	794
Deferred income taxes	-	-	16	-	16
Total current liabilities	148,291	265,865	112,669	(108,797)	418,028

Long-Term Debt	384,841	-	-	-	384,841
Intercompany Payable	-	-	17,262	(17,262)	-
Other Non-Current Liabilities	50,672	153,849	12,436	-	216,957
Deferred Income Taxes	-	15,260	464	-	15,724
Commitments and Contingencies
Total Stockholders’ (Deficit) Equity	(192,198)	293,204	(61,747)	(231,457)	(192,198)
Total Liabilities and Stockholders’ (Deficit) Equity	$391,606	$728,178	$81,084	$(357,516)	$843,352

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.
Assets
Current Assets:
Cash and cash equivalents	$144,783	$20,302	$15,016	$(165)	$179,936
Accounts receivable - trade, net	118	106,253	13,180	-	119,551
Inventories, net	-	184,109	9,234	-	193,343
Deferred income taxes	-	-	165	-	165
Other current assets	25,353	27,347	6,050	-	58,750
Total current assets	170,254	338,011	43,645	(165)	551,745

Property and Equipment, Net	43,123	176,967	18,574	-	238,664
Goodwill and Intangibles, Net	-	116,306	2,567	-	118,873
Investments in Consolidated Subsidiaries	315,151	60,482	-	(375,633)	-
Intercompany Receivable	-	2,290	-	(2,290)	-
Other Assets	8,645	18,106	13,971	-	40,722
Total Assets	$537,173	$712,162	$78,757	$(378,088)	$950,004

Liabilities and Stockholders’ (Deficit) Equity
Current Liabilities:
Short-term borrowings	$4,476	$-	$-	$-	$4,476
Convertible Senior Notes	60,270	-	-	-	60,270
Accounts payable	18,213	112,583	13,429	(165)	144,060
Intercompany payable	25,117	1,668	72,819	(99,604)	-
Accrued expenses	78,502	125,810	13,034	-	217,346
Income taxes payable	-	195	610	-	805
Deferred income taxes	-	-	16	-	16
Total current liabilities	186,578	240,256	99,908	(99,769)	426,973

Long-Term Debt	381,569	-	-	-	381,569
Intercompany Payable	-	-	16,912	(16,912)	-
Other Non-Current Liabilities	78,012	145,607	13,077	-	236,696
Deferred Income Taxes	-	13,300	452	-	13,752
Commitments and Contingencies
Total Stockholders’ (Deficit) Equity	(108,986)	312,999	(51,592)	(261,407)	(108,986)
Total Liabilities and Stockholders’ (Deficit) Equity	$537,173	$712,162	$78,757	$(378,088)	$950,004

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.
Assets
Current Assets:
Cash and cash equivalents	$3,681	$6,630	$5,087	$(3,641)	$11,757
Accounts receivable - trade, net	7	139,712	9,869	-	149,588
Inventories, net	-	245,635	10,158	-	255,793
Deferred income taxes	-	-	118	-	118
Intercompany receivable	6,882	-	-	(6,882)	-
Other current assets	26,738	24,495	8,348	-	59,581
Assets held for sale	177,112	38,460	227,614	(215,572)	227,614
Total current assets	214,420	454,932	261,194	(226,095)	704,451

Property and Equipment, Net	45,083	191,009	18,520	-	254,612
Goodwill and Intangibles, Net	-	140,172	13,661	-	153,833
Deferred Income Taxes	-	-	487	-	487
Investments in Consolidated Subsidiaries	197,113	41,500	-	(238,613)	-
Intercompany Receivable	22,910	2,269	-	(25,179)	-
Other Assets	11,331	17,308	1,984	-	30,623
Total Assets	$490,857	$847,190	$295,846	$(489,887)	$1,144,006

Liabilities and Stockholders’ (Deficit) Equity
Current Liabilities:
Short-term borrowings	$148,155	$-	$-	$-	$148,155
Convertible Senior Notes	77,386	-	-	-	77,386
Accounts payable	26,327	129,352	2,709	(3,641)	154,747
Intercompany payable	-	10,728	187,386	(198,114)	-
Accrued expenses	78,349	96,194	10,622	-	185,165
Income taxes payable	-	-	2,402	-	2,402
Deferred income taxes	-	4,715	-	-	4,715
Liabilities held for sale	-	-	444,759	(215,572)	229,187
Total current liabilities	330,217	240,989	647,878	(417,327)	801,757

Long-Term Debt	521,722	-	-	-	521,722
Intercompany Payable	-	-	39,801	(39,801)	-
Other Non-Current Liabilities	58,903	146,249	16,342	-	221,494
Deferred Income Taxes	-	18,620	398	-	19,018
Commitments and Contingencies
Total Stockholders’ (Deficit) Equity	(419,985)	441,332	(408,573)	(32,759)	(419,985)
Total Liabilities and Stockholders’ (Deficit) Equity	$490,857	$847,190	$295,846	$(489,887)	$1,144,006

Schedule of condensed consolidating statements of operations

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Nine Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$18,401	$954,520	$45,640	$-	$1,018,561
Cost of goods sold	12,379	412,685	20,556	-	445,620
Gross Profit	6,022	541,835	25,084	-	572,941
Selling, general & administrative expenses	2,971	605,084	35,652	-	643,707
Operating Income (Loss)	3,051	(63,249)	(10,568)	-	(70,766)
Other income, net	943	117	419	-	1,479
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(78,616)	(7,865)	-	86,481	-
Loss on extinguishment of debt, net	(8,669)	-	-	-	(8,669)
Interest expense, net	(37,362)	(72)	(402)	-	(37,836)
(Loss) Income Before Provision for Income Taxes	(120,653)	(71,069)	(10,551)	86,481	(115,792)
Provision for income taxes	21	4,167	694	-	4,882
(Loss) Income from Continuing Operations	(120,674)	(75,236)	(11,245)	86,481	(120,674)
Discontinued operations, net of income taxes	705	(6,093)	(5,477)	-	(10,865)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(11,570)	2,737	-	8,833	-
Net (Loss) Income	$(131,539)	$(78,592)	$(16,722)	$95,314	$(131,539)

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Nine Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$53,565	$972,043	$46,050	$-	$1,071,658
Cost of goods sold	41,762	442,325	18,671	-	502,758
Gross Profit	11,803	529,718	27,379	-	568,900
Selling, general & administrative expenses	214,835	574,480	55,567	(210,361)	634,521
Impairment of intangible assets	-	655	159	-	814
Operating (Loss) Income	(203,032)	(45,417)	(28,347)	210,361	(66,435)
Other (expense) income, net	(9,683)	151	2,455	-	(7,077)
Equity in earnings (losses) of consolidated subsidiaries - continuing operations	151,562	17,689	-	(169,251)	-
Gain on sale of trademarks, net	-	15,600	-	-	15,600
Gain on extinguishment of debt, net	6,547	-	-	-	6,547
Interest (expense) income, net	(44,451)	3,952	(2,409)	-	(42,908)
(Loss) Income Before Provision (Benefit) for Income Taxes	(99,057)	(8,025)	(28,301)	41,110	(94,273)
Provision (benefit) for income taxes	821	5,961	(1,177)	-	5,605
(Loss) Income from Continuing Operations	(99,878)	(13,986)	(27,124)	41,110	(99,878)
Discontinued operations, net of income taxes	158,678	16,303	(475,978)	-	(300,997)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(459,675)	(466,584)	-	926,259	-
Net (Loss) Income	$(400,875)	$(464,267)	$(503,102)	$967,369	$(400,875)

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Three Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$8,423	$335,724	$20,409	$-	$364,556
Cost of goods sold	4,818	147,005	9,616	-	161,439
Gross Profit	3,605	188,719	10,793	-	203,117
Selling, general & administrative expenses	1,088	191,215	11,095	-	203,398
Operating Income (Loss)	2,517	(2,496)	(302)	-	(281)
Other expense, net	(126)	(433)	(479)	-	(1,038)
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(5,674)	(2,458)	-	8,132	-
Loss on extinguishment of debt, net	(3,023)	-	-	-	(3,023)
Interest (expense) income, net	(13,132)	33	(129)	-	(13,228)
(Loss) Income Before (Benefit) Provision for Income Taxes	(19,438)	(5,354)	(910)	8,132	(17,570)
(Benefit) provision for income taxes	(45)	1,627	241	-	1,823
(Loss) Income from Continuing Operations	(19,393)	(6,981)	(1,151)	8,132	(19,393)
Discontinued operations, net of income taxes	972	56	(436)	-	592
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(380)	2,926	-	(2,546)	-
Net (Loss) Income	$(18,801)	$(3,999)	$(1,587)	$5,586	$(18,801)

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Three Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$14,004	$349,545	$17,144	$-	$380,693
Cost of goods sold	11,112	155,115	7,629	-	173,856
Gross Profit	2,892	194,430	9,515	-	206,837
Selling, general & administrative expenses	164,021	210,556	47,469	(210,361)	211,685
Impairment of intangible assets	-	655	159	-	814
Operating (Loss) Income	(161,129)	(16,781)	(38,113)	210,361	(5,662)
Other income (expense), net	16,242	(123)	699	-	16,818
Equity in earnings (losses) of consolidated subsidiaries - continuing operations	170,036	5,755	-	(175,791)	-
Gain on sale of trademarks, net	-	15,600	-	-	15,600
Interest (expense) income, net	(18,126)	4,241	(1,949)	-	(15,834)
Income (Loss) Before Provision for Income Taxes	7,023	8,692	(39,363)	34,570	10,922
Provision for income taxes	20	2,356	1,543	-	3,919
Income (Loss) from Continuing Operations	7,003	6,336	(40,906)	34,570	7,003
Discontinued operations, net of income taxes	160,805	22,722	(405,164)	-	(221,637)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(382,442)	(402,747)	-	785,189	-
Net (Loss) Income	$(214,634)	$(373,689)	$(446,070)	$819,759	$(214,634)

Schedule of condensed consolidating statements of comprehensive loss

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Nine Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(131,539)	$(78,592)	$(16,722)	$95,314	$(131,539)

Other Comprehensive Income (Loss), Net of Income Taxes	70	(367)	(47)	414	70
Comprehensive (Loss) Income	$(131,469)	$(78,959)	$(16,769)	$95,728	$(131,469)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Nine Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(400,875)	$(464,267)	$(503,102)	$967,369	$(400,875)

Other Comprehensive (Loss) Income, Net of Income Taxes	(1,950)	15,917	15,965	(31,882)	(1,950)
Comprehensive (Loss) Income	$(402,825)	$(448,350)	$(487,137)	$935,487	$(402,825)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Three Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(18,801)	$(3,999)	$(1,587)	$5,586	$(18,801)

Other Comprehensive Income (Loss), Net of Income Taxes	133	315	338	(653)	133
Comprehensive (Loss) Income	$(18,668)	$(3,684)	$(1,249)	$4,933	$(18,668)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Three Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(214,634)	$(373,689)	$(446,070)	$819,759	$(214,634)

Other Comprehensive Income (Loss), Net of Income Taxes	5,042	16,635	(995)	(15,640)	5,042
Comprehensive (Loss) Income	$(209,592)	$(357,054)	$(447,065)	$804,119	$(209,592)

Schedule of condensed consolidating statements of cash flow

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Nine Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net cash (used in) provided by operating activities	$(8,735)	$(51,286)	$(27,355)	$95	$(87,281)

Cash Flows from Investing Activities:
Purchases of property and equipment	(3,080)	(45,042)	(7,058)	-	(55,180)
Payments for in-store merchandise shops	-	(1,477)	(290)	-	(1,767)
Investments in and advances to equity investees	-	-	(5,000)	-	(5,000)
(Increase) decrease in investments in and advances to consolidated subsidiaries	(96,691)	82,501	14,190	-	-
Other, net	(483)	557	162	-	236
Net cash (used in) provided by investing activities	(100,254)	36,539	2,004	-	(61,711)

Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	113,389	-	-	-	113,389
Repayment of borrowings under revolving credit agreement	(113,389)	-	-	-	(113,389)
Proceeds from issuance of Senior Secured Notes	164,540	-	-	-	164,540
(Decrease) increase in intercompany loans	(17,766)	(3,331)	21,097	-	-
Repayment of Euro Notes	(158,027)	-	-	-	(158,027)
Principal payments under capital lease obligations	(3,331)	-	-	-	(3,331)
Proceeds from exercise of stock options	6,049	-	-	-	6,049
Payment of deferred financing fees	(6,064)	-	-	-	(6,064)
Net cash (used in) provided by financing activities	(14,599)	(3,331)	21,097	-	3,167

Effect of Exchange Rate Changes on Cash and Cash Equivalents	(3,160)	(138)	408	-	(2,890)

Net Change in Cash and Cash Equivalents	(126,748)	(18,216)	(3,846)	95	(148,715)
Cash and Cash Equivalents at Beginning of Period	144,783	20,302	15,016	(165)	179,936
Cash and Cash Equivalents at End of Period	$18,035	$2,086	$11,170	$(70)	$31,221

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Nine Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net cash provided by (used in) operating activities	$207,008	$(276,214)	$(79,218)	$4,879	$(143,545)

Cash Flows from Investing Activities:
Purchases of property and equipment	(30,932)	(22,148)	(4,465)	-	(57,545)
Net proceeds from dispositions	-	15,600	-	-	15,600
Payments for in-store merchandise shops	-	(1,748)	(499)	-	(2,247)
Investments in and advances to equity investees	-	(6)	-	-	(6)
(Increase) decrease in investments in and advances to consolidated subsidiaries	(174,578)	163,183	11,395	-	-
Other, net	(10)	(289)	669	-	370
Net cash provided by (used in) investing activities of discontinued operations	-	2,388	(14,474)	-	(12,086)
Net cash (used in) provided by investing activities	(205,520)	156,980	(7,374)	-	(55,914)

Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	602,022	-	-	-	602,022
Repayment of borrowings under revolving credit agreement	(480,091)	-	-	-	(480,091)
Proceeds from issuance of Senior Secured Notes	220,094	-	-	-	220,094
(Decrease) increase in intercompany loans	(151,413)	138,472	12,941	-	-
Repayment of Euro Notes	(178,333)	-	-	-	(178,333)
Principal payments under capital lease obligations	(3,138)	-	-	-	(3,138)
Proceeds from exercise of stock options	25	-	-	-	25
Payment of deferred financing fees	(8,370)	-	(135)	-	(8,505)
Other, net	(806)	-	-	-	(806)
Net cash provided by financing activities of discontinued operations	-	-	45,292	-	45,292
Net cash (used in) provided by financing activities	(10)	138,472	58,098	-	196,560

Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1,219)	(16,814)	20,783	-	2,750

Net Change in Cash and Cash Equivalents	259	2,424	(7,711)	4,879	(149)
Cash and Cash Equivalents at Beginning of Period	3,422	4,206	23,606	(8,520)	22,714
Cash and Cash Equivalents at End of Period	3,681	6,630	15,895	(3,641)	22,565
Less: Cash and Cash Equivalents Held for Sale	-	-	10,808	-	10,808
Cash and Cash Equivalents	$3,681	$6,630	$5,087	$(3,641)	$11,757

BASIS OF PRESENTATION (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended			3 Months Ended	1 Months Ended				13 Months Ended		1 Months Ended
	Jan. 31, 2011 item	Sep. 29, 2012	Dec. 31, 2011 item	Oct. 01, 2011	Sep. 29, 2012 item	Oct. 01, 2011	Dec. 31, 2012	Dec. 31, 2011	May 14, 2012 item	Apr. 02, 2011 LIZ CLAIBORNE concessions item	Dec. 31, 2011 MONET concessions item	Oct. 31, 2011 Global MEXX Business	Oct. 31, 2011 NewCo	Oct. 31, 2011 Gores NewCo	Dec. 01, 2012 Trademark rights for LIZ CLAIBORNE family brands and MONET brand	Nov. 02, 2011 Trademark rights for LIZ CLAIBORNE family brands and MONET brand	Oct. 31, 2011 DANA BUCHMAN and KENSIE, KENSIE GIRL and MAC & JAC trademarks item	Oct. 11, 2011 DANA BUCHMAN and KENSIE, KENSIE GIRL and MAC & JAC trademarks
BASIS OF PRESENTATION
Number of global lifestyle brands									3
Number of Reportable Segments			3		4
BASIS OF PRESENTATION
Sale proceeds of intangible assets under disposal or sale transactions																$ 267.5		$ 39.8
Advance received in exchange for agreement to develop exclusive brands for JCPenney															20
Indirect holding interest in investment held at cost (as a percent)													18.75%
Ownership interest of third party in cost method investment (as a percent)														81.25%
Cash consideration received from sale of discontinued operation, subject to working capital adjustments												$ 85
Number of disposal or sale transactions																	2
Number of concessions closed										82	277
Number of LIZ CLAIBORNE branded outlet stores closed	87
Period in fiscal year		91 days		91 days	273 days	273 days	364 days	364 days

DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended		9 Months Ended		1 Months Ended	3 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 31, 2011 Global MEXX Business	Dec. 31, 2011 Global MEXX Business	Oct. 01, 2011 Global MEXX Business
DISCONTINUED OPERATIONS
Percentage of ownership interest in business sold					81.25%
Assets held for sale:
Cash and cash equivalents		$ 10,808,000		$ 10,808,000
Accounts receivable - trade, net		74,457,000		74,457,000
Inventories, net		108,135,000		108,135,000
Other assets		34,214,000		34,214,000
Assets held for sale		227,614,000		227,614,000
Liabilities held for sale:
Short-term borrowings		45,138,000		45,138,000
Accounts payable		67,284,000		67,284,000
Accrued expenses		89,496,000		89,496,000
Deferred income taxes		15,447,000		15,447,000
Other liabilities		11,822,000		11,822,000
Liabilities held for sale		229,187,000		229,187,000
Condensed Consolidated Statement of Operations data for discontinued operations
Net sales	(159,000)	228,224,000	1,615,000	618,590,000
Loss before (benefit) provision for income taxes	(364,000)	(22,370,000)	(4,837,000)	(90,166,000)
(Benefit) provision for income taxes	20,000	2,461,000	(1,867,000)	3,502,000
Loss from discontinued operations, net of income taxes	(384,000)	(24,831,000)	(2,970,000)	(93,668,000)
(Loss) income on disposal of discontinued operations, net of income taxes	976,000	(196,806,000)	(7,895,000)	(207,329,000)		62,200,000
Charges related to streamlining initiatives of the entity		16,900,000	5,100,000	36,400,000
Pretax charges (benefits) related to disposal of discontinued operations	$ (1,000,000)	$ 207,700,000	$ 7,900,000	$ 218,200,000			$ 191,300,000

STOCKHOLDERS' DEFICIT (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		1 Months Ended	72 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Jan. 31, 2011 Lucky Brand	Dec. 31, 2010 Lucky Brand	Jun. 08, 1999 Lucky Brand	Sep. 29, 2012 Capital in Excess of Par Value	Oct. 01, 2011 Capital in Excess of Par Value	Sep. 29, 2012 Retained Earnings	Oct. 01, 2011 Retained Earnings	Sep. 29, 2012 Common Stock in Treasury, at Cost	Oct. 01, 2011 Common Stock in Treasury, at Cost	Oct. 01, 2011 Noncontrolling Interest
Activity in the Capital in excess of par value, Retained earnings and Common stock in treasury, at cost
Balance as of the beginning of the period			$ (108,986)					$ 302,330	$ 331,808	$ 1,246,063	$ 1,417,785	$ (1,827,892)	$ (1,883,898)
Net loss	(18,801)	(214,634)	(131,539)	(400,875)						(131,539)	(400,875)
Exercise of stock options								(10,642)	(26)	(2,197)		18,888	51
Restricted shares issued, net of cancellations and shares withheld for taxes								(3,951)	180	(142)		2,772	(34)
Share-based compensation								7,157	4,427
Dividend equivalent units vested									(392)	(2)	(14)	2	329
Exchange of Convertible Senior Notes, net								(147,757)		(17,762)		201,891
Balance as of the end of the period	(192,198)	(419,985)	(192,198)	(419,985)				147,137	338,486	1,094,421	1,016,896	(1,604,339)	(1,883,552)
Activity in the Noncontrolling interest accounts
Balance as of the beginning of the period														2,489
Tendered subsidiary shares for noncontrolling interest									$ 2,489					$ (2,489)
Acquired percentage of the equity							85.00%
Remaining acquired percentage of the equity					2.30%	12.70%

STOCKHOLDERS' DEFICIT (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended			1 Months Ended	3 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Oct. 31, 2011 Global MEXX Business	Dec. 31, 2011 Global MEXX Business
Accumulated other comprehensive loss
Cumulative translation adjustment, net of income taxes	$ (5,855)	$ (65,823)	$ (5,855)	$ (65,823)	$ (6,084)
Unrealized losses on cash flow hedging derivatives, net of income taxes		(2,606)		(2,606)
Unrealized gains on available-for-sale securities, net of income taxes	1	177	1	177	160
Accumulated other comprehensive loss, net of income taxes	(5,854)	(68,252)	(5,854)	(68,252)	(5,924)
Income tax effect on cumulative translation adjustment	0	(671)	0	(671)	0
Income tax effect on unrealized losses on cash flow hedging derivatives	0	159	0	159	0
Income tax effect on unrealized gains on available-for-sale securities	0		0
Discontinued Operations
Percentage of ownership interest in business sold						81.25%
Charges recorded within Loss on disposal of discontinued operations	$ 976	$ (196,806)	$ (7,895)	$ (207,329)			$ 62,200

INVENTORIES, NET (Details) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011
INVENTORIES, NET
Raw materials and work in process	$ 195	$ 230	$ 1,138
Finished goods	245,383	193,113	254,655
Total inventories, net	$ 245,578	$ 193,343	$ 255,793

PROPERTY AND EQUIPMENT, NET (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	$ 674,387,000	$ 704,463,000	$ 674,387,000	$ 704,463,000	$ 683,196,000
Less: Accumulated depreciation and amortization	449,800,000	449,851,000	449,800,000	449,851,000	444,532,000
Total property and equipment, net	224,587,000	254,612,000	224,587,000	254,612,000	238,664,000
Additional disclosures
Depreciation and amortization expense on property and equipment	13,200,000	16,500,000	42,900,000	50,100,000
Depreciation for property and equipment under capital leases	700,000	1,000,000	2,200,000	2,900,000
Property and equipment under capital leases	22,600,000	22,600,000	22,600,000	22,600,000	22,600,000
Ohio distribution center and New Jersey corporate office
PROPERTY AND EQUIPMENT, NET
Aggregate non-cash impairment charges			24,600,000
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	48,893,000	73,125,000	48,893,000	73,125,000	72,009,000
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	229,686,000	230,816,000	229,686,000	230,816,000	233,540,000
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	137,839,000	131,588,000	137,839,000	131,588,000	127,913,000
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	$ 257,969,000	$ 268,934,000	$ 257,969,000	$ 268,934,000	$ 249,734,000

GOODWILL AND INTANGIBLES, NET (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011
Amortized intangible assets:
Gross carrying amount	$ 27,818,000	$ 42,223,000	$ 27,818,000	$ 42,223,000	$ 31,021,000
Accumulated amortization	(18,695,000)	(30,853,000)	(18,695,000)	(30,853,000)	(21,167,000)
Net	9,123,000	11,370,000	9,123,000	11,370,000	9,854,000
Unamortized intangible assets:
Owned trademarks	107,500,000	140,988,000	107,500,000	140,988,000	107,500,000
Total intangible assets, net	116,623,000	152,358,000	116,623,000	152,358,000	117,354,000
Goodwill	1,574,000	1,475,000	1,574,000	1,475,000	1,519,000
Total goodwill and intangibles, net	118,197,000	153,833,000	118,197,000	153,833,000	118,873,000
Amortization expense of intangible assets	700,000	1,200,000	2,400,000	3,400,000
Estimated amortization expense for intangible assets
Fiscal Year 2012	3,000,000		3,000,000
Fiscal Year 2013	2,500,000		2,500,000
Fiscal Year 2014	2,100,000		2,100,000
Fiscal Year 2015	1,400,000		1,400,000
Fiscal Year 2016	700,000		700,000
Weighted Average
Amortized intangible assets:
Amortization Period			6 years
Owned trademarks
Amortized intangible assets:
Gross carrying amount	1,479,000	1,479,000	1,479,000	1,479,000	1,479,000
Accumulated amortization	(1,316,000)	(1,023,000)	(1,316,000)	(1,023,000)	(1,112,000)
Net	163,000	456,000	163,000	456,000	367,000
Owned trademarks | Weighted Average
Amortized intangible assets:
Amortization Period			4 years
Customer relationships
Amortized intangible assets:
Gross carrying amount	6,439,000	9,918,000	6,439,000	9,918,000	9,478,000
Accumulated amortization	(2,927,000)	(5,152,000)	(2,927,000)	(5,152,000)	(5,426,000)
Net	3,512,000	4,766,000	3,512,000	4,766,000	4,052,000
Customer relationships | Weighted Average
Amortized intangible assets:
Amortization Period			13 years
Merchandising rights
Amortized intangible assets:
Gross carrying amount	17,578,000	28,504,000	17,578,000	28,504,000	17,742,000
Accumulated amortization	(12,548,000)	(22,924,000)	(12,548,000)	(22,924,000)	(12,837,000)
Net	5,030,000	5,580,000	5,030,000	5,580,000	4,905,000
Merchandising rights | Weighted Average
Amortized intangible assets:
Amortization Period			4 years
Other
Amortized intangible assets:
Gross carrying amount	2,322,000	2,322,000	2,322,000	2,322,000	2,322,000
Accumulated amortization	(1,904,000)	(1,754,000)	(1,904,000)	(1,754,000)	(1,792,000)
Net	$ 418,000	$ 568,000	$ 418,000	$ 568,000	$ 530,000
Other | Weighted Average
Amortized intangible assets:
Amortization Period			4 years

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 29, 2012
INCOME TAXES
Loss carryback period prior to Federal tax law change	2 years
Loss carryback period after Federal tax law change	5 years
Expected reduction in the liability for unrecognized tax benefits within the next 12 months, low end of the range	$ 17.4
Expected reduction in the liability for unrecognized tax benefits within the next 12 months, high end of the range	18.5
Uncertain tax positions	103.8
Uncertain tax positions that would affect effective tax rate, if recognized	$ 87.9

DEBT AND LINES OF CREDIT (Details)	1 Months Ended	3 Months Ended	9 Months Ended					0 Months Ended	1 Months Ended							3 Months Ended									1 Months Ended			3 Months Ended				9 Months Ended		12 Months Ended					9 Months Ended	1 Months Ended											1 Months Ended						1 Months Ended
	May 31, 2010	Sep. 29, 2012 USD ($)	Sep. 29, 2012 USD ($)	Oct. 01, 2011 USD ($)	Jul. 13, 2012	Dec. 31, 2011 USD ($)	Oct. 31, 2011 NewCo Gores	Jul. 12, 2012 5.0% Euro Notes, due July 2013 EUR (€)	Jul. 31, 2012 5.0% Euro Notes, due July 2013 EUR (€)	Jun. 30, 2012 5.0% Euro Notes, due July 2013 EUR (€)	Mar. 31, 2012 5.0% Euro Notes, due July 2013 EUR (€)	Dec. 31, 2011 5.0% Euro Notes, due July 2013 EUR (€)	Apr. 30, 2011 5.0% Euro Notes, due July 2013 EUR (€)	Jul. 31, 2006 5.0% Euro Notes, due July 2013 USD ($)	Jul. 31, 2006 5.0% Euro Notes, due July 2013 EUR (€)	Sep. 29, 2012 5.0% Euro Notes, due July 2013 USD ($)	Jun. 30, 2012 5.0% Euro Notes, due July 2013 USD ($)	Mar. 31, 2012 5.0% Euro Notes, due July 2013 USD ($)	Jul. 02, 2011 5.0% Euro Notes, due July 2013 USD ($)	Jun. 06, 2012 5.0% Euro Notes, due July 2013 EUR (€)	Dec. 31, 2011 5.0% Euro Notes, due July 2013 USD ($)	Dec. 15, 2011 5.0% Euro Notes, due July 2013 EUR (€)	Oct. 01, 2011 5.0% Euro Notes, due July 2013 USD ($)	Apr. 08, 2011 5.0% Euro Notes, due July 2013 EUR (€)	Jun. 30, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Apr. 30, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Dec. 31, 2011 6.0% Convertible Senior Notes, due June 2014 USD ($)	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Jun. 30, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Mar. 31, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Oct. 01, 2011 6.0% Convertible Senior Notes, due June 2014 USD ($)	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($) D	Oct. 01, 2011 6.0% Convertible Senior Notes, due June 2014 USD ($)	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Jun. 25, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Apr. 03, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Dec. 21, 2011 6.0% Convertible Senior Notes, due June 2014 USD ($)	Jun. 24, 2009 6.0% Convertible Senior Notes, due June 2014 USD ($)	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014 Minimum USD ($)	Oct. 31, 2012 10.5% Senior Secured Notes, due April 2019	Jul. 31, 2012 10.5% Senior Secured Notes, due April 2019	Jun. 30, 2012 10.5% Senior Secured Notes, due April 2019 USD ($)	Apr. 30, 2012 10.5% Senior Secured Notes, due April 2019	Apr. 30, 2011 10.5% Senior Secured Notes, due April 2019 USD ($)	Sep. 29, 2012 10.5% Senior Secured Notes, due April 2019 USD ($)	Jun. 08, 2012 10.5% Senior Secured Notes, due April 2019	Dec. 31, 2011 10.5% Senior Secured Notes, due April 2019 USD ($)	Oct. 01, 2011 10.5% Senior Secured Notes, due April 2019 USD ($)	Apr. 07, 2011 10.5% Senior Secured Notes, due April 2019 USD ($)	Jul. 12, 2012 10.5% Senior Secured Notes, due April 2019 KSJ	Oct. 31, 2012 10.5% Senior Secured Notes, due April 2019 Maximum	Apr. 30, 2012 10.5% Senior Secured Notes, due April 2019 Maximum	May 31, 2010 Revolving credit facility USD ($) item	Sep. 29, 2012 Revolving credit facility USD ($)	Oct. 01, 2011 Revolving credit facility USD ($)	May 31, 2010 Revolving credit facility Minimum USD ($)	May 31, 2010 Revolving credit facility Maximum USD ($)	May 31, 2010 Letters of credit USD ($)	May 31, 2010 Standby letters of credit USD ($)	May 31, 2010 Multi-currency revolving credit line USD ($)	May 31, 2010 US Dollar credit line USD ($)	Sep. 29, 2012 Capital lease obligations USD ($)	Dec. 31, 2011 Capital lease obligations USD ($)	Oct. 01, 2011 Capital lease obligations USD ($)
DEBT AND LINES OF CREDIT
Interest rate (as a percent)																5.00%												6.00%				6.00%		6.00%											10.50%
Total debt		$ 418,209,000	$ 418,209,000	$ 747,263,000		$ 446,315,000															$ 157,139,000		$ 296,145,000				$ 60,270,000	$ 28,687,000			$ 77,386,000	$ 28,687,000	$ 77,386,000	$ 28,687,000											$ 384,033,000		$ 220,085,000	$ 220,088,000							$ 143,745,000							$ 5,489,000	$ 8,821,000	$ 9,899,000
Less: Short-term borrowings		4,681,000	4,681,000	148,155,000		4,476,000
Convertible Notes		28,687,000	28,687,000	77,386,000		60,270,000
Long-term debt		384,841,000	384,841,000	521,722,000		381,569,000
Notes repurchased								52,900,000
Principal amount of debt								52,900,000																			69,200,000	31,600,000			90,000,000	31,600,000	90,000,000	31,600,000				90,000,000											220,000,000
Unamortized debt discount																											8,900,000	2,900,000			12,600,000	2,900,000	12,600,000	2,900,000
Issuance of notes														446,900,000	350,000,000																											152,000,000
Ownership interest of third party in cost method investment (as a percent)							81.25%
Repurchase of aggregate principal amount of debt											40,000,000									28,600,000		100,000,000		128,500,000
Optional redemption amount			158,027,000	178,333,000					55,400,000	29,600,000	40,600,000	100,500,000	123,100,000
Pretax gain (loss) on extinguishment of debt		(3,023,000)	(8,669,000)	6,547,000												3,000,000	(1,300,000)	(800,000)	6,500,000										(1,400,000)	(2,100,000)
Outstanding borrowings under amended and restated revolving credit facility																																						86,600,000
Debt instrument, conversion ratio																																0.2796421
Initial conversion price per share of common stock (in dollars per share)																												$ 3.576				$ 3.576		$ 3.576
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable																																20
Number of consecutive trading days ending on the last trading day of the previous fiscal quarter during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable																																30
Convertibility of debt, sale price of closing stock (in dollars per share)																																							$ 4.2912
Convertibility of debt, closing price of stock test, percentage of stock price to conversion price that must be exceeded																																120.00%
Number of consecutive business days immediately after any 10 consecutive trading day period																																5
Number of consecutive trading days before five consecutive business days during the note measurement period																																10
Principal amount of notes used for debt instrument conversion ratio																												1,000				1,000		1,000
Convertibility of debt, trading price of debt test, percentage of closing price of stock used in calculation																																98.00%
Trading days immediately prior to maturity date and on or after March 15, 2014 for which holders may convert at any time regardless of convertible debt clauses																																3
Principal amount of convertible notes allocated to equity component and debt discount																																						20,600,000
Effective interest rate (as a percent)																																12.25%
Interest expense associated with semi-annual interest payment and non-cash amortization of debt discount																												900,000			2,300,000	3,900,000	6,900,000
Debt conversion, aggregate principal amount																									15,000,000	22,600,000	20,800,000					37,600,000		58,400,000
Number of shares of common stock converted from convertible notes																									4,346,376	6,493,144	6,163,221					10,839,520		17,000,000
Consideration of convertible debt allocated to the liability component																																			14,700,000	21,700,000	18,300,000
Consideration of converted notes allocated to equity component																									1,900,000	3,400,000	5,200,000
Net proceeds from issuance of debt																																										160,600,000		212,900,000
Offering of additional notes as a percentage of par value																																														108.25%
Percentage of interest to be purchased in the joint venture under the exercise of option					51.00%																																													51.00%
Repurchase price as percentage of principal amount, if company undergoes change of control																																																	101.00%
Repurchase price as percentage of principal amount																																																	100.00%
Additional interest rate (as a percent)																																								0.25%	0.75%		0.50%								1.00%	1.00%
Period subsequent to registration rights agreement date required to pay additional interest																																								90 days	90 days		90 days
Increase in additional interest rate (as a percent)																																								0.25%
Period required to pay increased additional interest																																								90 days
Available capacity under amended facility																																																					350,000,000	350,000,000				200,000,000	65,000,000	200,000,000	150,000,000
Number of borrowing options under amended facility																																																					2
Aggregate borrowing availability																																																						301,213,000		45,000,000
Covenant to apply cash collections to reduce outstanding borrowings, maximum availability under credit facility																																																									65,000,000
Covenant to apply cash collections to reduce outstanding borrowings, maximum availability under credit facility as percentage of then-applicable aggregate commitments																																																									17.50%
Intangible asset included in borrowing base																																																					30,000,000
Period over which intangible asset included in borrowing base declines in value																																																					2 years
Maturity period prior to scheduled maturity date	91 days
Availability under amended facility
Total Facility																																																					350,000,000	350,000,000				200,000,000	65,000,000	200,000,000	150,000,000
Borrowing Base																																																						327,693,000
Outstanding Borrowings																																						86,600,000
Letters of Credit Issued																																																						26,480,000
Available Capacity																																																						301,213,000		45,000,000
Excess Capacity																																																						$ 256,213,000

FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
Total Losses
Pretax charges related to disposal of discontinued operations	$ (1,000,000)	$ 207,700,000	$ 7,900,000	$ 218,200,000
Global MEXX Business
Total Losses
Pretax charges related to disposal of discontinued operations		191,300,000
Fair value on non-recurring basis
Total Losses
Property and equipment		6,318,000	27,905,000	15,076,000
Intangible assets		814,000		814,000
Fair value on non-recurring basis | Fair Value Measured and Recorded at Reporting Date Using: Level 3
Assets and liabilities measured at fair value
Property and equipment	23,687,000	21,187,000	23,687,000	21,187,000
Intangible assets		12,116,000		12,116,000
Fair value on non-recurring basis | Net Carrying Value
Assets and liabilities measured at fair value
Property and equipment	23,687,000	21,187,000	23,687,000	21,187,000
Intangible assets		$ 12,116,000		$ 12,116,000

FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011
Fair values and carrying values of debt instruments
Carrying value	$ 418,209	$ 446,315	$ 747,263
5.0% Euro Notes, due July 2013
Fair values and carrying values of debt instruments
Fair Value		145,491	269,640
Carrying value		157,139	296,145
6.0% Convertible Senior Notes, due June 2014
Fair values and carrying values of debt instruments
Fair Value	115,374	174,397	143,837
Carrying value	28,687	60,270	77,386
10.5% Senior Secured Notes, due April 2019
Fair values and carrying values of debt instruments
Fair Value	420,128	234,850	222,429
Carrying value	384,033	220,085	220,088
Revolving credit facility
Fair values and carrying values of debt instruments
Fair Value			188,883
Carrying value			188,883
Revolving credit facility | MEXX
Fair values and carrying values of debt instruments
Carrying value			$ 45,138

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	Jul. 13, 2012
COMMITMENTS AND CONTINGENCIES
Percentage of interest to be purchased in the joint venture under the exercise of option	51.00%
KSJ | Minimum
COMMITMENTS AND CONTINGENCIES
Expected purchase price of interest in joint venture under the exercise of option	45
KSJ | Maximum
COMMITMENTS AND CONTINGENCIES
Expected purchase price of interest in joint venture under the exercise of option	50

COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended					1 Months Ended	3 Months Ended	9 Months Ended		9 Months Ended
	Jun. 30, 2012	Jul. 03, 2010	Jul. 04, 2009	Apr. 04, 2009	Sep. 29, 2012 item	Mar. 31, 2012 Ohio distribution center Withdrawal liability of multiemployer plan	Jul. 02, 2011 Ohio distribution center Withdrawal liability of multiemployer plan	Sep. 29, 2012 Ohio distribution center Withdrawal liability of multiemployer plan	Mar. 01, 2012 Ohio distribution center Withdrawal liability of multiemployer plan item	Sep. 29, 2012 Ohio distribution center Withdrawal liability of multiemployer plan Minimum	Sep. 29, 2012 Ohio distribution center Withdrawal liability of multiemployer plan Maximum
COMMITMENTS AND CONTINGENCIES
Payment received from Li & Fung Limited				$ 75
Additional payment received to offset specific, incremental, identifiable expenses associated with the transaction			8
Refund of closing payment received from Li & Fung Limited	1.8	24.3
Leases
Number of store leases assigned to third parties					153
Number of leases for which entity is secondarily liable					135
Future aggregate payments under leases					203.1
Commitments and contingencies
Charge to SG&A for estimate of withdrawal liability							17.6
Withdrawal liability payment period						4 years				8 years	12 years
Amount of withdrawal liability calculated by the Fund									19.1
Difference calculated by the Fund									1.5
Number of quarterly installments as notified by the Fund									17
Quarterly payments of withdrawal liability									1.2
Final payment of withdrawal liability								$ 1

STREAMLINING INITIATIVES (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
STREAMLINING INITIATIVES
Expected payment of accrued streamlining costs in the next 12 months			$ 16,100,000
STREAMLINING INITIATIVES
Non-cash charges recorded related to streamlining initiatives			24,608,000	17,200,000
Expenses associated with streamlining actions	5,829,000	11,664,000	43,157,000	49,527,000
Contract termination costs
STREAMLINING INITIATIVES
Expenses associated with streamlining actions			2,696,000	2,600,000
Asset write-downs and disposals
STREAMLINING INITIATIVES
Non-cash charges recorded related to streamlining initiatives			24,608,000
Expenses associated with streamlining actions			24,608,000	17,200,000
Payroll and related costs
STREAMLINING INITIATIVES
Expenses associated with streamlining actions			12,143,000	9,300,000
Other costs
STREAMLINING INITIATIVES
Expenses associated with streamlining actions			3,710,000	20,400,000
JUICY COUTURE
STREAMLINING INITIATIVES
Expenses associated with streamlining actions	3,062,000	2,993,000	14,501,000	17,709,000
LUCKY BRAND
STREAMLINING INITIATIVES
Expenses associated with streamlining actions	1,032,000	2,204,000	10,766,000	7,028,000
KATE SPADE
STREAMLINING INITIATIVES
Expenses associated with streamlining actions	890,000	1,399,000	9,695,000	4,513,000
International-Based Direct Brands
STREAMLINING INITIATIVES
Expenses associated with streamlining actions		221,000		616,000
Adelington Design Group & Other
STREAMLINING INITIATIVES
Expenses associated with streamlining actions	$ 845,000	$ 4,847,000	$ 8,195,000	$ 19,661,000

STREAMLINING INITIATIVES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
Roll forward of liability for streamlining initiatives
Balance at the beginning of the period			$ 56,189
2012 provision	5,829	11,664	43,157	49,527
2012 asset write-downs			(24,608)	(17,200)
Translation difference			169
2012 spending			(44,109)
Balance at the end of the period	30,798		30,798
Contract termination costs
Roll forward of liability for streamlining initiatives
Balance at the beginning of the period			17,844
2012 provision			2,696	2,600
Translation difference			124
2012 spending			(14,291)
Balance at the end of the period	6,373		6,373
Asset write-downs and disposals
Roll forward of liability for streamlining initiatives
2012 provision			24,608	17,200
2012 asset write-downs			(24,608)
Payroll and related costs
Roll forward of liability for streamlining initiatives
Balance at the beginning of the period			7,416
2012 provision			12,143	9,300
Translation difference			38
2012 spending			(11,839)
Balance at the end of the period	7,758		7,758
Other costs
Roll forward of liability for streamlining initiatives
Balance at the beginning of the period			30,929
2012 provision			3,710	20,400
Translation difference			7
2012 spending			(17,979)
Balance at the end of the period	$ 16,667		$ 16,667

EARNINGS PER COMMON SHARE (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
EARNINGS PER COMMON SHARE
(Loss) income from continuing operations, basic	$ (19,393,000)	$ 7,003,000	$ (120,674,000)	$ (99,878,000)
(Loss) income from continuing operations, diluted	(19,393,000)	7,003,000	(120,674,000)	(99,878,000)
Basic weighted average shares outstanding	113,109,000	94,483,000	107,692,000	94,443,000
Stock options and nonvested shares		840,000
Diluted weighted average shares outstanding	113,109,000	95,323,000	107,692,000	94,443,000
(Loss) earnings per share: Basic and diluted
(Loss) income from continuing operations (in dollars per share)	$ (0.17)	$ 0.07	$ (1.12)	$ (1.06)
(Loss) income from discontinued operations (in dollars per share)		$ (2.34)	$ (0.1)	$ (3.18)
Net loss (in dollars per share)	$ (0.17)	$ (2.27)	$ (1.22)	$ (4.24)
Outstanding stock options
Anti-dilutive shares
Shares excluded from computation of diluted earnings per share	5,900,000		5,900,000	7,600,000
Outstanding nonvested shares
Anti-dilutive shares
Shares excluded from computation of diluted earnings per share	500,000		500,000	1,000,000
Shares not achieving performance criteria excluded from computation of diluted earnings per share	800,000	800,000	1,200,000	1,200,000
Convertible notes
Anti-dilutive shares
Shares excluded from computation of diluted earnings per share	8,900,000	25,200,000	13,700,000	25,200,000
Interest expense associated with anti-dilutive shares		$ 2,300,000

ADDITIONAL FINANCIAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended			3 Months Ended	9 Months Ended
	Oct. 31, 2011 License agreement with affiliate of Donna Karan International, Inc. ("DKI")	Sep. 29, 2012 License agreement with affiliate of Donna Karan International, Inc. ("DKI")	Nov. 02, 2011 Trademark rights for LIZ CLAIBORNE family brands and MONET brand	Oct. 11, 2011 DANA BUCHMAN and KENSIE, KENSIE GIRL and MAC & JAC trademarks	Oct. 01, 2011 Trademarks for former Curve brand and selected other smaller fragrance brands	Oct. 01, 2011 Trademarks for former Curve brand and selected other smaller fragrance brands	Aug. 11, 2011 Trademarks for former Curve brand and selected other smaller fragrance brands
Licensing-Related Transactions
Aggregate consideration of sale of intangible assets under disposal or sale transactions			$ 267.5	$ 39.8			$ 58.4
Pretax gain on sale of intangible assets under disposal or sale transactions					15.6	15.6
Early termination fee paid	8.5
Termination fees paid in connection with previously terminated license agreement	$ 3.7
Period by which termination agreement is terminated ahead of scheduled maturity		1 year

ADDITIONAL FINANCIAL INFORMATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Jun. 30, 2012 6.0% Convertible Senior Notes, due June 2014	Apr. 30, 2012 6.0% Convertible Senior Notes, due June 2014	Dec. 31, 2011 6.0% Convertible Senior Notes, due June 2014	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014
ADDITIONAL FINANCIAL INFORMATION
Interest payments	$ 17.9	$ 30.4
Accrued capital expenditures	12.4	8.1	6.4
Amortization of deferred financing costs	8.2	7.2
Condensed Consolidated Statements of Cash Flows Supplementary Disclosures
Debt conversion, aggregate principal amount				$ 15	$ 22.6	$ 20.8	$ 37.6	$ 58.4
Number of shares of common stock converted from convertible notes				4,346,376	6,493,144	6,163,221	10,839,520	17,000,000

ADDITIONAL FINANCIAL INFORMATION (Details 3) (USD $)	3 Months Ended		9 Months Ended						3 Months Ended	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Sep. 29, 2012 NewCo	Dec. 31, 2011 NewCo	Oct. 31, 2011 NewCo	Dec. 31, 2011 KS China Co., Limited	Sep. 29, 2012 KS China Co., Limited	Jul. 02, 2011 KS China Co., Limited	Sep. 29, 2012 Kate Spade Japan Co., Ltd. item	Nov. 20, 2009 Kate Spade Japan Co., Ltd.	Sep. 29, 2012 Kate Spade Japan Co., Ltd. Maximum
Related Party Transactions
Initial period of joint venture operations									10 years
Ownership interest in joint venture (as a percent)											40.00%		49.00%
Capital contributions to joint venture			$ 5,000,000	$ 6,000					$ 2,500,000	$ 5,000,000
Additional capital contributions to joint venture										5,500,000
Number of affiliates needed to reacquire existing KATE SPADE businesses												1
Cap on purchase price to be paid to reacquire existing businesses														30,000,000
Equity in earnings (losses) of equity investees	(1,500,000)	400,000	(500,000)	1,500,000
Investments in and advances to equity investees amounted	23,300,000	16,300,000	23,300,000	16,300,000	19,100,000
Indirect holding interest in investment held at cost (as a percent)								18.75%
Investment valued under cost method of accounting						$ 10,000,000	$ 10,000,000

SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended		1 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 item	Oct. 01, 2011	Sep. 29, 2012 item	Oct. 01, 2011	Sep. 29, 2012 Domestic	Oct. 01, 2011 Domestic	Sep. 29, 2012 Domestic	Oct. 01, 2011 Domestic	Sep. 29, 2012 International	Oct. 01, 2011 International	Sep. 29, 2012 International	Oct. 01, 2011 International	Sep. 29, 2012 JUICY COUTURE	Oct. 01, 2011 JUICY COUTURE	Sep. 29, 2012 JUICY COUTURE	Oct. 01, 2011 JUICY COUTURE	Sep. 29, 2012 LUCKY BRAND	Oct. 01, 2011 LUCKY BRAND	Sep. 29, 2012 LUCKY BRAND	Oct. 01, 2011 LUCKY BRAND	Sep. 29, 2012 KATE SPADE	Oct. 01, 2011 KATE SPADE	Sep. 29, 2012 KATE SPADE	Oct. 01, 2011 KATE SPADE	Oct. 01, 2011 International-Based Direct Brands	Oct. 01, 2011 International-Based Direct Brands	Sep. 29, 2012 Adelington Design Group & Other	Oct. 01, 2011 Adelington Design Group & Other	Sep. 29, 2012 Adelington Design Group & Other	Oct. 01, 2011 Adelington Design Group & Other	Oct. 31, 2011 Global MEXX Business
SEGMENT REPORTING
Number of Reportable Segments		3		4
SEGMENT REPORTING
Percentage of ownership interest in business sold																																81.25%
Net Sales	$ 364,556		$ 380,693	$ 1,018,561	$ 1,071,658	$ 344,147	$ 363,550	$ 972,921	$ 1,025,900	$ 20,409	$ 17,143	$ 45,640	$ 45,758	$ 129,837	$ 137,435	$ 344,984	$ 369,906	$ 111,797	$ 100,676	$ 324,245	$ 281,298	$ 101,880	$ 75,386	$ 289,216	$ 202,769			$ 21,042	$ 67,196	$ 60,116	$ 217,685
% to Total	100.00%		100.00%	100.00%	100.00%	94.40%	95.50%	95.50%	95.70%	5.60%	4.50%	4.50%	4.30%	35.60%	36.10%	33.90%	34.50%	30.70%	26.40%	31.80%	26.30%	27.90%	19.80%	28.40%	18.90%			5.80%	17.70%	5.90%	20.30%
Operating (Loss) Income	$ (281)		$ (5,662)	$ (70,766)	$ (66,435)	$ (394)	$ (9,442)	$ (61,464)	$ (77,968)	$ 113	$ 3,780	$ (9,302)	$ 11,533	$ (8,139)	$ 2,157	$ (45,899)	$ (17,420)	$ (3,249)	$ (7,838)	$ (30,083)	$ (34,092)	$ 8,324	$ 4,060	$ 14,748	$ 7,381	$ (3,110)	$ (8,963)	$ 2,783	$ (931)	$ (9,532)	$ (13,341)
% of Sales	(0.10%)		(1.50%)	(6.90%)	(6.20%)	(0.10%)	(2.60%)	(6.30%)	(7.60%)	0.60%	22.10%	(20.40%)	25.20%	(6.30%)	1.60%	(13.30%)	(4.70%)	(2.90%)	(7.80%)	(9.30%)	(12.10%)	8.20%	5.40%	5.10%	3.60%			13.20%	(1.40%)	(15.90%)	(6.10%)

DERIVATIVE INSTRUMENTS (Details) (Foreign Currency Contracts, USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Oct. 01, 2011	Oct. 01, 2011
Foreign Currency Contracts
Derivative instruments, Gain (Loss)
Effective portion recognized within Accumulated OCI	$ 2,447	$ (4,192)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective Portion)	(2,478)	(4,535)
Amount of Gain or (Loss) Recognized in Operations on Derivative (Ineffective Portion)	$ (6)	$ 164

DERIVATIVE INSTRUMENTS (Details 2)	1 Months Ended	3 Months Ended	9 Months Ended				9 Months Ended			3 Months Ended	9 Months Ended
	Oct. 31, 2011 Global MEXX Business	Oct. 01, 2011 Foreign Currency Contracts USD ($)	Oct. 01, 2011 Foreign Currency Contracts USD ($)	Jul. 02, 2011 Foreign Currency Contracts USD ($)	Jul. 02, 2011 Foreign Currency Contracts EUR (€)	Oct. 01, 2011 Foreign Currency Contracts Dedesignated hedge Euro Notes EUR (€)	Oct. 01, 2011 Foreign Currency Contracts Designated as non-hedging derivative instruments USD ($)	Jul. 02, 2011 Foreign Currency Contracts Designated as non-hedging derivative instruments USD ($)	Jul. 02, 2011 Foreign Currency Contracts Designated as non-hedging derivative instruments EUR (€)	Oct. 01, 2011 Foreign Currency Contracts Net investment hedge USD ($)	Oct. 01, 2011 Foreign Currency Contracts Net investment hedge USD ($)
Derivative instruments
Outstanding euro notes, hedged item				$ 182,000,000		€ 131,500,000		$ 15,700,000
Percentage of ownership interest in business sold	81.25%
Effective portion recognized within Accumulated OCI		2,447,000	(4,192,000)							10,253,000	(3,357,000)
Ineffective portion recognized within Other income (expense), net		(6,000)	164,000							14,976,000	(10,924,000)
Amount of hedged item					128,000,000				11,000,000
Gains related to derivative instruments reflected within Other (expense) income, net							$ 2,500,000

SHARE-BASED COMPENSATION (Details) (USD $)	3 Months Ended		9 Months Ended				12 Months Ended	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012 Stock options	Oct. 01, 2011 Stock options	Dec. 31, 2011 Stock options	Sep. 29, 2012 Stock options Minimum	Sep. 29, 2012 Stock options Maximum
SHARE-BASED COMPENSATION
Vesting period					3 years
Contractual term								P7Y	P10Y
Compensation expense related to share-based payment awards	$ 1,600,000	$ 700,000	$ 7,200,000	$ 4,100,000
Valuation Assumptions:
Weighted-average fair value of options granted (in dollars per share)					$ 5.99	$ 2.73
Expected volatility (as a percent)					63.30%	73.00%
Weighted-average volatility (as a percent)					63.30%	65.70%
Expected term					5 years 1 month 6 days	5 years 1 month 6 days
Risk-free rate, minimum (as a percent)					0.20%	0.10%
Risk-free rate, maximum (as a percent)					3.80%	4.10%
Expected annual forfeiture (as a percent)					13.50%	12.00%
Shares
Outstanding at the beginning of the period (in shares)					7,002,238
Granted (in shares)					535,000
Exercised (in shares)					(1,305,525)
Cancelled/expired (in shares)					(364,388)
Outstanding at end of the period (in shares)					5,867,325		7,002,238
Vested or expected to vest at the end of the period (in shares)					5,547,039
Exercisable at the end of the period (in shares)					3,412,325
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)					$ 11.22
Granted (in dollars per share)					$ 11.38
Exercised (in dollars per share)					$ 4.63
Cancelled/expired (in dollars per share)					$ 20.13
Outstanding at the end of the period (in dollars per share)					$ 12.14		$ 11.22
Vested or expected to vest at the end of the period (in dollars per share)					$ 12.42
Exercisable at the end of the period (in dollars per share)					$ 15.97
Weighted Average Remaining Contractual Term
Outstanding at the end of the period					4 years 2 months 12 days		4 years 8 months 12 days
Vested or expected to vest at the end of the period					4 years 1 month 6 days
Exercisable at the end of the period					3 years 3 months 18 days
Aggregate Intrinsic Value
Exercised (in dollars)					9,732,000
Outstanding at the end of the period (in dollars)					30,592,000		19,206,000
Vested or expected to vest at the end of the period (in dollars)					28,854,000
Exercisable at the end of the period (in dollars)					15,931,000
Additional disclosure
Nonvested stock options outstanding (in shares)					2,500,000
Weighted average grant date fair value per award for nonvested stock options (in dollars per share)					$ 3.58
Total unrecognized compensation cost related to nonvested stock options granted					6,600,000
Weighted average recognition period of unrecognized stock-based compensation expense					1 year 6 months
Fair value of shares vested under stock option plans					$ 4,000,000	$ 3,400,000

SHARE-BASED COMPENSATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Restricted stock
SHARE-BASED COMPENSATION
Vesting period	3 years
Shares
Nonvested stock at the beginning of the period (in shares)	1,570,101
Granted (in shares)	706,100
Vested (in shares)	(322,142)
Cancelled (in shares)	(252,425)
Nonvested stock at the end of the period (in shares)	1,701,634
Expected to vest at the end of the period (in shares)	697,107
Weighted Average Grant Date Fair Value
Nonvested stock at the beginning of the period (in dollars per share)	$ 6.23
Granted (in dollars per share)	$ 11.91
Vested (in dollars per share)	$ 6.54
Cancelled (in dollars per share)	$ 6.68
Nonvested stock at the end of the period (in dollars per share)	$ 8.46
Expected to vest at the end of the period (in dollars per share)	$ 8.97
Additional disclosures
Total unrecognized compensation cost related to nonvested stock awards granted under restricted stock plans	$ 3.7
Weighted average recognition period of unrecognized stock-based compensation expense	2 years 4 months 24 days
Fair value of shares vested under restricted stock plans	$ 2.3	$ 1.9
Performance share units
SHARE-BASED COMPENSATION
Performance period	2 years
Service period	3 years
Valuation Assumptions:
Historic volatility (as a percent)	76.40%
Expected term	2 years 10 months 10 days
Risk-free rate (as a percent)	0.41%
Expected annual forfeiture (as a percent)	13.50%
Shares
Granted (in shares)	535,000
Weighted Average Grant Date Fair Value
Nonvested stock at the end of the period (in dollars per share)	$ 12.18
Performance share units | Minimum
SHARE-BASED COMPENSATION
Number of shares to be earned as a percentage of target amount	0.00%
Modifier applied to adjust the total units earned (as a percent)	50.00%
Performance share units | Maximum
SHARE-BASED COMPENSATION
Number of shares to be earned as a percentage of target amount	150.00%
Modifier applied to adjust the total units earned (as a percent)	150.00%

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jan. 01, 2011
Current Assets:
Cash and cash equivalents	$ 31,221	$ 179,936	$ 11,757	$ 22,714
Accounts receivable - trade, net	126,655	119,551	149,588
Inventories, net	245,578	193,343	255,793
Deferred income taxes	170	165	118
Other current assets	47,917	58,750	59,581
Assets held for sale			227,614
Total current assets	451,541	551,745	704,451
Property and Equipment, Net	224,587	238,664	254,612
Goodwill and Intangibles, Net	118,197	118,873	153,833
Deferred Income Taxes			487
Other Assets	49,027	40,722	30,623
Total Assets	843,352	950,004	1,144,006
Current Liabilities:
Short-term borrowings	4,681	4,476	148,155
Convertible Senior Notes	28,687	60,270	77,386
Accounts payable	168,849	144,060	154,747
Accrued expenses	215,001	217,346	185,165
Income taxes payable	794	805	2,402
Deferred income taxes	16	16	4,715
Liabilities held for sale			229,187
Total current liabilities	418,028	426,973	801,757
Long-Term Debt	384,841	381,569	521,722
Other Non-Current Liabilities	216,957	236,696	221,494
Deferred Income Taxes	15,724	13,752	19,018
Commitments and Contingencies.
Total Stockholders' (Deficit) Equity	(192,198)	(108,986)	(419,985)
Total Liabilities and Stockholders' (Deficit) Equity	843,352	950,004	1,144,006
Parent Company Issuer
Current Assets:
Cash and cash equivalents	18,035	144,783	3,681
Accounts receivable - trade, net	3,704	118	7
Inventories, net	807
Intercompany receivable			6,882
Other current assets	17,879	25,353	26,738
Assets held for sale			177,112
Total current assets	40,425	170,254	214,420
Property and Equipment, Net	13,916	43,123	45,083
Investments in Consolidated Subsidiaries	323,404	315,151	197,113
Intercompany Receivable	2,106		22,910
Other Assets	11,755	8,645	11,331
Total Assets	391,606	537,173	490,857
Current Liabilities:
Short-term borrowings	4,681	4,476	148,155
Convertible Senior Notes	28,687	60,270	77,386
Accounts payable	10,127	18,213	26,327
Intercompany payable	9,457	25,117
Accrued expenses	95,339	78,502	78,349
Total current liabilities	148,291	186,578	330,217
Long-Term Debt	384,841	381,569	521,722
Other Non-Current Liabilities	50,672	78,012	58,903
Total Stockholders' (Deficit) Equity	(192,198)	(108,986)	(419,985)
Total Liabilities and Stockholders' (Deficit) Equity	391,606	537,173	490,857
Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	2,086	20,302	6,630
Accounts receivable - trade, net	113,814	106,253	139,712
Inventories, net	232,406	184,109	245,635
Intercompany receivable	3,953
Other current assets	22,839	27,347	24,495
Assets held for sale			38,460
Total current assets	375,098	338,011	454,932
Property and Equipment, Net	191,106	176,967	191,009
Goodwill and Intangibles, Net	115,674	116,306	140,172
Investments in Consolidated Subsidiaries	27,983	60,482	41,500
Intercompany Receivable		2,290	2,269
Other Assets	18,317	18,106	17,308
Total Assets	728,178	712,162	847,190
Current Liabilities:
Accounts payable	152,018	112,583	129,352
Intercompany payable		1,668	10,728
Accrued expenses	113,847	125,810	96,194
Income taxes payable		195
Deferred income taxes			4,715
Total current liabilities	265,865	240,256	240,989
Other Non-Current Liabilities	153,849	145,607	146,249
Deferred Income Taxes	15,260	13,300	18,620
Total Stockholders' (Deficit) Equity	293,204	312,999	441,332
Total Liabilities and Stockholders' (Deficit) Equity	728,178	712,162	847,190
Non-Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	11,170	15,016	5,087
Accounts receivable - trade, net	9,137	13,180	9,869
Inventories, net	12,365	9,234	10,158
Deferred income taxes	170	165	118
Other current assets	7,199	6,050	8,348
Assets held for sale			227,614
Total current assets	40,041	43,645	261,194
Property and Equipment, Net	19,565	18,574	18,520
Goodwill and Intangibles, Net	2,523	2,567	13,661
Deferred Income Taxes			487
Other Assets	18,955	13,971	1,984
Total Assets	81,084	78,757	295,846
Current Liabilities:
Accounts payable	6,774	13,429	2,709
Intercompany payable	99,270	72,819	187,386
Accrued expenses	5,815	13,034	10,622
Income taxes payable	794	610	2,402
Deferred income taxes	16	16
Liabilities held for sale			444,759
Total current liabilities	112,669	99,908	647,878
Intercompany Payable	17,262	16,912	39,801
Other Non-Current Liabilities	12,436	13,077	16,342
Deferred Income Taxes	464	452	398
Total Stockholders' (Deficit) Equity	(61,747)	(51,592)	(408,573)
Total Liabilities and Stockholders' (Deficit) Equity	81,084	78,757	295,846
Eliminations
Current Assets:
Cash and cash equivalents	(70)	(165)	(3,641)
Intercompany receivable	(3,953)		(6,882)
Assets held for sale			(215,572)
Total current assets	(4,023)	(165)	(226,095)
Investments in Consolidated Subsidiaries	(351,387)	(375,633)	(238,613)
Intercompany Receivable	(2,106)	(2,290)	(25,179)
Total Assets	(357,516)	(378,088)	(489,887)
Current Liabilities:
Accounts payable	(70)	(165)	(3,641)
Intercompany payable	(108,727)	(99,604)	(198,114)
Liabilities held for sale			(215,572)
Total current liabilities	(108,797)	(99,769)	(417,327)
Intercompany Payable	(17,262)	(16,912)	(39,801)
Total Stockholders' (Deficit) Equity	(231,457)	(261,407)	(32,759)
Total Liabilities and Stockholders' (Deficit) Equity	$ (357,516)	$ (378,088)	$ (489,887)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Net Sales	$ 364,556	$ 380,693	$ 1,018,561	$ 1,071,658
Cost of goods sold	161,439	173,856	445,620	502,758
Gross Profit	203,117	206,837	572,941	568,900
Selling, general & administrative expenses	203,398	211,685	643,707	634,521
Impairment of intangible assets		814		814
Operating Income (Loss)	(281)	(5,662)	(70,766)	(66,435)
Other (expense) income, net	(1,038)	16,818	1,479	(7,077)
Gain on sale of trademarks, net		15,600		15,600
(Loss) gain on extinguishment of debt, net	(3,023)		(8,669)	6,547
Interest (expense) income, net	(13,228)	(15,834)	(37,836)	(42,908)
(Loss) Income Before Provision for Income Taxes	(17,570)	10,922	(115,792)	(94,273)
Provision (benefit) for income taxes	1,823	3,919	4,882	5,605
(Loss) Income from Continuing Operations	(19,393)	7,003	(120,674)	(99,878)
Discontinued operations, net of income taxes	592	(221,637)	(10,865)	(300,997)
Net (Loss) Income	(18,801)	(214,634)	(131,539)	(400,875)
Parent Company Issuer
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Net Sales	8,423	14,004	18,401	53,565
Cost of goods sold	4,818	11,112	12,379	41,762
Gross Profit	3,605	2,892	6,022	11,803
Selling, general & administrative expenses	1,088	164,021	2,971	214,835
Operating Income (Loss)	2,517	(161,129)	3,051	(203,032)
Other (expense) income, net	(126)	16,242	943	(9,683)
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(5,674)	170,036	(78,616)	151,562
(Loss) gain on extinguishment of debt, net	(3,023)		(8,669)	6,547
Interest (expense) income, net	(13,132)	(18,126)	(37,362)	(44,451)
(Loss) Income Before Provision for Income Taxes	(19,438)	7,023	(120,653)	(99,057)
Provision (benefit) for income taxes	(45)	20	21	821
(Loss) Income from Continuing Operations	(19,393)	7,003	(120,674)	(99,878)
Discontinued operations, net of income taxes	972	160,805	705	158,678
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(380)	(382,442)	(11,570)	(459,675)
Net (Loss) Income	(18,801)	(214,634)	(131,539)	(400,875)
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Net Sales	335,724	349,545	954,520	972,043
Cost of goods sold	147,005	155,115	412,685	442,325
Gross Profit	188,719	194,430	541,835	529,718
Selling, general & administrative expenses	191,215	210,556	605,084	574,480
Impairment of intangible assets		655		655
Operating Income (Loss)	(2,496)	(16,781)	(63,249)	(45,417)
Other (expense) income, net	(433)	(123)	117	151
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(2,458)	5,755	(7,865)	17,689
Gain on sale of trademarks, net		15,600		15,600
Interest (expense) income, net	33	4,241	(72)	3,952
(Loss) Income Before Provision for Income Taxes	(5,354)	8,692	(71,069)	(8,025)
Provision (benefit) for income taxes	1,627	2,356	4,167	5,961
(Loss) Income from Continuing Operations	(6,981)	6,336	(75,236)	(13,986)
Discontinued operations, net of income taxes	56	22,722	(6,093)	16,303
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	2,926	(402,747)	2,737	(466,584)
Net (Loss) Income	(3,999)	(373,689)	(78,592)	(464,267)
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Net Sales	20,409	17,144	45,640	46,050
Cost of goods sold	9,616	7,629	20,556	18,671
Gross Profit	10,793	9,515	25,084	27,379
Selling, general & administrative expenses	11,095	47,469	35,652	55,567
Impairment of intangible assets		159		159
Operating Income (Loss)	(302)	(38,113)	(10,568)	(28,347)
Other (expense) income, net	(479)	699	419	2,455
Interest (expense) income, net	(129)	(1,949)	(402)	(2,409)
(Loss) Income Before Provision for Income Taxes	(910)	(39,363)	(10,551)	(28,301)
Provision (benefit) for income taxes	241	1,543	694	(1,177)
(Loss) Income from Continuing Operations	(1,151)	(40,906)	(11,245)	(27,124)
Discontinued operations, net of income taxes	(436)	(405,164)	(5,477)	(475,978)
Net (Loss) Income	(1,587)	(446,070)	(16,722)	(503,102)
Eliminations
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Selling, general & administrative expenses		(210,361)		(210,361)
Operating Income (Loss)		210,361		210,361
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	8,132	(175,791)	86,481	(169,251)
(Loss) Income Before Provision for Income Taxes	8,132	34,570	86,481	41,110
(Loss) Income from Continuing Operations	8,132	34,570	86,481	41,110
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(2,546)	785,189	8,833	926,259
Net (Loss) Income	$ 5,586	$ 819,759	$ 95,314	$ 967,369

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS
Net (Loss) Income	$ (18,801)	$ (214,634)	$ (131,539)	$ (400,875)
Other Comprehensive Income (Loss), Net of Income Taxes	133	5,042	70	(1,950)
Comprehensive Loss	(18,668)	(209,592)	(131,469)	(402,825)
Parent Company Issuer
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS
Net (Loss) Income	(18,801)	(214,634)	(131,539)	(400,875)
Other Comprehensive Income (Loss), Net of Income Taxes	133	5,042	70	(1,950)
Comprehensive Loss	(18,668)	(209,592)	(131,469)	(402,825)
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS
Net (Loss) Income	(3,999)	(373,689)	(78,592)	(464,267)
Other Comprehensive Income (Loss), Net of Income Taxes	315	16,635	(367)	15,917
Comprehensive Loss	(3,684)	(357,054)	(78,959)	(448,350)
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS
Net (Loss) Income	(1,587)	(446,070)	(16,722)	(503,102)
Other Comprehensive Income (Loss), Net of Income Taxes	338	(995)	(47)	15,965
Comprehensive Loss	(1,249)	(447,065)	(16,769)	(487,137)
Eliminations
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS
Net (Loss) Income	5,586	819,759	95,314	967,369
Other Comprehensive Income (Loss), Net of Income Taxes	(653)	(15,640)	414	(31,882)
Comprehensive Loss	$ 4,933	$ 804,119	$ 95,728	$ 935,487

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 4) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Jan. 01, 2011
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Net cash used in operating activities	$ (87,281)	$ (143,545)
Cash Flows from Investing Activities:
Purchases of property and equipment	(55,180)	(57,545)
Net proceeds from disposition		15,600
Payments for in-store merchandise shops	(1,767)	(2,247)
Investments in and advances to equity investees	(5,000)	(6)
Other, net	236	370
Net cash used in investing activities of discontinued operations		(12,086)
Net cash used in investing activities	(61,711)	(55,914)
Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	113,389	602,022
Repayment of borrowings under revolving credit agreement	(113,389)	(480,091)
Proceeds from issuance of Senior Secured Notes	164,540	220,094
Repayment of Euro Notes	(158,027)	(178,333)
Principal payments under capital lease obligations	(3,331)	(3,138)
Proceeds from exercise of stock options	6,049	25
Payment of deferred financing fees	(6,064)	(8,505)
Other, net		(806)
Net cash provided by financing activities of discontinued operations		45,292
Net cash provided by financing activities	3,167	196,560
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(2,890)	2,750
Net Change in Cash and Cash Equivalents	(148,715)	(149)
Cash and Cash Equivalents at Beginning of Period	179,936	22,714
Cash and Cash Equivalents at End of Period	31,221	22,565
Less: Cash and Cash Equivalents Held for Sale		10,808
Cash and Cash Equivalents	31,221	11,757	179,936	22,714
Parent Company Issuer
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(8,735)	207,008
Cash Flows from Investing Activities:
Purchases of property and equipment	(3,080)	(30,932)
(Increase) decrease in investments in and advances to consolidated subsidiaries	(96,691)	(174,578)
Other, net	(483)	(10)
Net cash used in investing activities	(100,254)	(205,520)
Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	113,389	602,022
Repayment of borrowings under revolving credit agreement	(113,389)	(480,091)
Proceeds from issuance of Senior Secured Notes	164,540	220,094
(Decrease) increase in intercompany loans	(17,766)	(151,413)
Repayment of Euro Notes	(158,027)	(178,333)
Principal payments under capital lease obligations	(3,331)	(3,138)
Proceeds from exercise of stock options	6,049	25
Payment of deferred financing fees	(6,064)	(8,370)
Other, net		(806)
Net cash provided by financing activities	(14,599)	(10)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(3,160)	(1,219)
Net Change in Cash and Cash Equivalents	(126,748)	259
Cash and Cash Equivalents at Beginning of Period	144,783	3,422
Cash and Cash Equivalents at End of Period	18,035	3,681
Cash and Cash Equivalents	18,035	3,681	144,783
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(51,286)	(276,214)
Cash Flows from Investing Activities:
Purchases of property and equipment	(45,042)	(22,148)
Net proceeds from disposition		15,600
Payments for in-store merchandise shops	(1,477)	(1,748)
(Increase) decrease in investments in and advances to consolidated subsidiaries	82,501	163,183
Investments in and advances to equity investees		(6)
Other, net	557	(289)
Net cash used in investing activities of discontinued operations		2,388
Net cash used in investing activities	36,539	156,980
Cash Flows from Financing Activities:
(Decrease) increase in intercompany loans	(3,331)	138,472
Net cash provided by financing activities	(3,331)	138,472
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(138)	(16,814)
Net Change in Cash and Cash Equivalents	(18,216)	2,424
Cash and Cash Equivalents at Beginning of Period	20,302	4,206
Cash and Cash Equivalents at End of Period	2,086	6,630
Cash and Cash Equivalents	2,086	6,630	20,302
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(27,355)	(79,218)
Cash Flows from Investing Activities:
Purchases of property and equipment	(7,058)	(4,465)
Payments for in-store merchandise shops	(290)	(499)
(Increase) decrease in investments in and advances to consolidated subsidiaries	14,190	11,395
Investments in and advances to equity investees	(5,000)
Other, net	162	669
Net cash used in investing activities of discontinued operations		(14,474)
Net cash used in investing activities	2,004	(7,374)
Cash Flows from Financing Activities:
(Decrease) increase in intercompany loans	21,097	12,941
Payment of deferred financing fees		(135)
Net cash provided by financing activities of discontinued operations		45,292
Net cash provided by financing activities	21,097	58,098
Effect of Exchange Rate Changes on Cash and Cash Equivalents	408	20,783
Net Change in Cash and Cash Equivalents	(3,846)	(7,711)
Cash and Cash Equivalents at Beginning of Period	15,016	23,606
Cash and Cash Equivalents at End of Period	11,170	15,895
Less: Cash and Cash Equivalents Held for Sale		10,808
Cash and Cash Equivalents	11,170	5,087	15,016
Eliminations
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Net cash used in operating activities	95	4,879
Cash Flows from Financing Activities:
Net Change in Cash and Cash Equivalents	95	4,879
Cash and Cash Equivalents at Beginning of Period	(165)	(8,520)
Cash and Cash Equivalents at End of Period	(70)	(3,641)
Cash and Cash Equivalents	$ (70)	$ (3,641)	$ (165)